[JANUS LOGO]

                             JANUS ENTERPRISE FUND

                                   PROSPECTUS

                                                  FEBRUARY 16, 2001

             The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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TABLE OF CONTENTS
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                RISK/RETURN SUMMARY
                   Janus Enterprise Fund........................    2
                   Fees and expenses............................    5
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    6
                   General portfolio policies...................    7
                   Risks........................................   10
                SHAREHOLDER'S MANUAL
                   Doing business with Janus....................   16
                   Minimum investments..........................   17
                   Types of account ownership...................   17
                   To open an account or buy shares.............   20
                   To exchange shares...........................   21
                   To sell shares...............................   21
                   Shareholder services and account policies....   27
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   31
                   Management expenses..........................   31
                   Portfolio manager............................   32
                OTHER INFORMATION............... ...............   33
                DISTRIBUTIONS AND TAXES
                   Distributions................................   34
                   Distribution options.........................   35
                   Taxes........................................   35
                FINANCIAL HIGHLIGHTS.............. .............   37
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   38
                   Futures, options and other derivatives.......   41
                   Other investments, strategies and/or
                   techniques...................................   42


                                             Janus Enterprise Fund prospectus  1

RISK/RETURN SUMMARY
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JANUS ENTERPRISE FUND

               Janus Enterprise Fund (the "Fund") is designed for long-term investors who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?

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               JANUS ENTERPRISE FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               The Fund invests primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

 2 Janus Enterprise Fund prospectus

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The Fund is nondiversified. This means it may hold a larger position in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                             Janus Enterprise Fund prospectus  3

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               JANUS ENTERPRISE FUND

               Annual returns for periods ended 12/31

              15.64%   8.92%   27.25%  11.65%   10.82%   33.75%  121.90%  (30.52)%
               1993    1994     1995    1996     1997     1998     1999     2000

            Best Quarter:  4th - 1999  57.93% Worst Quarter:  4th - 2000  (31.68)%

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                             Since Inception
                                                         1 year    5 years      (9/1/92)
                Janus Enterprise Fund                    (30.52%)   20.60%        22.17%
                S&P MidCap 400 Index+                     17.50%    20.41%        18.54%
                                                         -----------------------------------

               + The S&P MidCap 400 Index is an unmanaged group of 400
                 domestic stocks chosen for their market size, liquidity and industry group representation.

               The Fund's past performance does not necessarily indicate how it will perform in the future.

 4 Janus Enterprise Fund prospectus

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2000.


                                  Management      Other        Total Annual Fund
                                     Fee(1)      Expenses     Operating Expenses
        Janus Enterprise Fund     0.65%          0.25%        0.90%


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   (1) "Management Fee" information has been restated to reflect a new fee schedule effective January 31, 2000.
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   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year     3 Years    5 Years    10 Years
                                             -----------------------------------------
    Janus Enterprise Fund                     $ 92       $287       $498       $1,108

                                             Janus Enterprise Fund prospectus  5

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

               Janus Enterprise Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 2000, they ranged from approximately $102 million to $13 billion.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing invest-

 6 Janus Enterprise Fund prospectus
               ments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for Janus Enterprise Fund.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the

                                             Janus Enterprise Fund prospectus  7

               Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under

 8 Janus Enterprise Fund prospectus

               U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or

                                             Janus Enterprise Fund prospectus  9
               other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW DOES THE NONDIVERSIFIED STATUS OF THE FUND AFFECT ITS RISK?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a

 10 Janus Enterprise Fund prospectus
               nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - currency risk

               - political and economic risk

               - regulatory risk

               - market risk

               - transaction costs

               These risks are described in the SAI.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

                                            Janus Enterprise Fund prospectus  11

4. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

5. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 12 Janus Enterprise Fund prospectus

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                                            Janus Enterprise Fund prospectus  13

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                                  [JANUS LOGO]

                             JANUS ENTERPRISE FUND

                              SHAREHOLDER'S MANUAL

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with Janus.
                                           It also explains in detail the
                                           wide array of services and
                                           features you can establish on
                                           your account, as well as
                                           account policies and fees that
                                           may apply to your account.
                                           Account policies (including
                                           fees), services and features
                                           may be modified or
                                           discontinued without
                                           shareholder approval or prior
                                           notice.

                                           [JANUS LOGO]

DOING BUSINESS WITH JANUS

ONLINE - www.janus.com - 24 HOURS A DAY, 7 DAYS A WEEK

ON janus.com* YOU CAN:

- Open individual, joint, UGMA/UTMA and Roth, Traditional and Educational IRA accounts
- Review your account or complete portfolio
- Buy, sell and exchange Funds
- View your personalized performance
- Obtain Fund information and performance
- Access secure e-mail
- Update personal information
- Receive electronic daily, quarterly and year-end statements

OTHER WAYS TO DO BUSINESS WITH JANUS

JANUS REPRESENTATIVES
1-800-525-3713

JANUS XPRESSLINE(TM)
1-888-979-7737

TDD
For the speech and hearing impaired.
1-800-525-0056

MAILING ADDRESS
Janus
P.O. Box 173375
Denver, CO 80217-3375

FOR OVERNIGHT MAIL
Janus
3773 Cherry Creek Drive North, Suite 101
Denver, CO 80209-3821

* Certain account or transaction types may be restricted from being processed on janus.com. If you would like more information about these restrictions, please contact a Janus Representative.

 16 Shareholder's manual

MINIMUM INVESTMENTS*+

To open a new regular Fund account  $2,500
To open a new Education, Roth,
Traditional IRA or Simplified
Employee Pension Plan account or
UGMA/UTMA                           $  500
To add to any type of Fund account  $  100

* These minimums apply to each individual Fund in which you invest. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of Fund accounts.

+ Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from Fund accounts with values below the minimums described above or to close such Fund accounts.

TYPES OF ACCOUNT OWNERSHIP

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
               An UGMA/UTMA is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

                                                        Shareholder's manual  17

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Please refer to the Janus retirement guide for more complete information regarding the different types of IRAs, including the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               TRADITIONAL AND ROTH IRAS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually.

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18.

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

 18 Shareholder's manual

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

               PLEASE REFER TO THE CHART ON THE FOLLOWING PAGES FOR INFORMATION ON OPENING AN ACCOUNT AND CONDUCTING BUSINESS WITH JANUS. WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS. WHEN YOU BUY, EXCHANGE, OR SELL SHARES, YOUR REQUEST WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED.

                                                        Shareholder's manual  19

 TO OPEN AN ACCOUNT OR BUY SHARES

 ONLINE AT www.janus.com
 ------------------------------------------------------------------------------

 - You may open a new Fund account or buy shares in an existing Fund account online at janus.com. Janus will automatically debit your designated bank account and provide real-time confirmation of your purchase.

 BY TELEPHONE
 ------------------------------------------------------------------------------

 - For an existing account, you may use Janus XpressLine(TM) to buy shares 24 hours a day, or you may call a Janus Representative during normal business hours. Janus will automatically debit your designated bank account.

 BY WIRE
 ------------------------------------------------------------------------------

 - You may also buy shares by wiring money from your bank account to your Fund account. Wiring instructions can be found online at janus.com or by calling a Janus Representative.

 BY MAIL/IN WRITING
 ------------------------------------------------------------------------------

 - To open your Fund account, complete and sign the appropriate application and make your check payable to Janus.

 - To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

 BY AUTOMATIC INVESTMENT
 ------------------------------------------------------------------------------

 - To buy additional shares through the Automatic Monthly Investment Program, you select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. If no date or dollar amount is specified on your application, investments of $100 will be made on the 20th of each month. Your first automatic monthly investment may take up to two weeks to establish.

 - You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account.

 20 Shareholder's manual

    TO EXCHANGE SHARES                           TO SELL SHARES

    ONLINE AT www.janus.com                      ONLINE AT www.janus.com
---------------------------------------        ---------------------------------------
    - Exchanges may be made online at            - Redemptions may be made online at
      janus.com.                                   janus.com.

    BY TELEPHONE                                 BY TELEPHONE
---------------------------------------        ---------------------------------------
    - All accounts are automatically             - All accounts are automatically
      eligible to exchange shares by               eligible to sell shares by tele-
      telephone. To exchange all or a              phone. To sell all or a portion of
      portion of your shares into any              your shares, call Janus
      other available Janus fund, call             XpressLine(TM) or a Janus
      Janus XpressLine(TM) or a Janus              Representative.
      Representative.

    BY MAIL/IN WRITING                           BY MAIL/IN WRITING
---------------------------------------        ---------------------------------------
    - To request an exchange in writing,         - To request a redemption in writ-
      please follow the instructions in            ing, please follow the instructions
      the "Written Instructions" section           in the "Written Instructions" sec-
      of this manual.                              tion of this manual.

    BY SYSTEMATIC EXCHANGE                       BY SYSTEMATIC REDEMPTION
---------------------------------------        ---------------------------------------
    - You determine the amount of money          - This option allows you to sell
      you would like automatically                 shares worth a specific dollar
      exchanged from one Fund account to           amount from your account on a
      another on any day of the month.             regular basis.
      You may establish this program for
      as little as $100 per exchange.
---------------------------------------        ---------------------------------------
    Note: For more information, refer to         Note: Also refer to the "Payment of
          the "Exchange Policies" section              Redemption Proceeds" section of
          of this manual.                              this manual for more
                                                       information.

                                                        Shareholder's manual  21

PAYING FOR SHARES

               Please note the following when purchasing shares:

               - Cash, credit cards, third party checks, travelers cheques, credit card checks or money orders will not be accepted.

               - All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

               - We may make additional attempts to debit your predesignated bank account for ACH purchases that initially fail. You are liable for any costs associated with these additional attempts. We will price your purchase at the net asset value next determined after we receive good funds.

               - The Fund reserves the right to reject any specific purchase request.

               - If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in the Janus Money Market Fund-Investor Shares ("Money Market Fund"). For investments without a specific fund designation and for investments in closed funds, unless you later direct Janus to
                 (1) buy shares of another Janus fund or (2) sell shares of the Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of the Money Market Fund. If you hold shares of a closed fund and submit an order for a new account in that closed fund, the order must clearly indicate that you are currently a shareholder of the closed fund or your money will be invested in the Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in the Money Market Fund until the new fund's commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from the Money

 22 Shareholder's manual

                 Market Fund to the new fund. All orders for purchase, exchange, or sale will receive the NAV next calculated after your order is received and accepted by a Fund.

               - For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

               - If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

EXCHANGE POLICIES

               Please note the following when exchanging shares:

               - An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

               - New Fund accounts established by exchange must be opened with
                 $2,500 or the total account value if the value of the Fund account you are exchanging from is less than $2,500.

               - Education IRA, Roth, Traditional IRA or Simplified Employee
                 Pension Plan accounts and UGMA/UTMA accounts established by exchange must be opened with $500 or the total account value if the value of the Fund account you are exchanging from is less than $500.

               - Exchanges between existing Fund accounts must meet the $100 subsequent investment requirement.

               - For Systematic Exchanges, if the balance in the Fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchange). Exchanges in excess of this limit are considered excessive trading and may be subject to an exchange fee or may result in termination of the

                                                        Shareholder's manual  23
                 exchange privilege or the right to make future purchases of Fund shares.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

               - Exchanges between Fund accounts will be accepted only if the registrations are identical.

               - If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

EXCESSIVE TRADING

               Excessive trading of Fund shares in response to short-term fluctuations in the market - also known as "market timing" - may make it very difficult to manage the Fund's investments. The Fund does not permit excessive trading or market timing. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges from or into the Fund by any person, group or commonly controlled account. If the Fund allows a market timer to trade Fund shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

 24 Shareholder's manual

PAYMENT OF REDEMPTION PROCEEDS

               - BY ELECTRONIC TRANSFER - All accounts are automatically
                 eligible for the electronic redemption option if bank information is provided. Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer - not available on retirement accounts).

                 Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire.

               - BY CHECK - Redemption proceeds will be sent to the
                 shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

               SHARES MAY BE SOLD AT ANY TIME ON JANUS.COM, BY TELEPHONE OR IN WRITING. IF THE SHARES BEING SOLD WERE PURCHASED BY CHECK OR ACH TRANSFER, THE FUND CAN DELAY THE PAYMENT OF YOUR SALE PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To sell or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed under "Doing Business with Janus" and must include the following information:

               - the name of the Fund(s)

               - the account number(s)

               - the amount of money or number of shares being sold or exchanged

               - the name(s) on the account

                                                        Shareholder's manual  25

               - the signature(s) of all registered account owners (see account application for signature requirements)

               - your daytime telephone number

SIGNATURE GUARANTEE

               A SIGNATURE GUARANTEE IS REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like a check made payable to anyone other than the shareholder(s) of record.

               - You would like a check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like a check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

 26 Shareholder's manual

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may buy or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates, and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

                                                        Shareholder's manual  27

               TAXPAYER IDENTIFICATION NUMBER

               On the application or other appropriate forms, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund, such as market timing.

               ONLINE AND TELEPHONE TRANSACTIONS

               You may initiate many transactions online at janus.com or by calling a Janus Representative. All new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please visit janus.com or call a Janus Representative. The Fund and its agents will not be responsible for any losses, costs or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

               Occasionally, we experience high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Janus Representative by telephone. If you are unable to reach a Janus Representative by telephone, please consider visiting janus.com, calling the Janus XpressLine(TM) or sending written instructions.

 28 Shareholder's manual

               DISTRIBUTIONS

               Generally, all income dividends and capital gains will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record.

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Include the name of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com or call a Janus Representative for further instructions.

               BANK ACCOUNT CHANGES

               To change your bank account of record or add new bank account information to your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Please note that you may change or add bank information online at janus.com or over the telephone for purchases only. We cannot accept changes or additions to bank account redemption options online at janus.com or over the telephone. If the added bank account is a joint tenant/tenants in

                                                        Shareholder's manual  29
               common account, at least one name on the bank account must match one name on the Fund account.

               STATEMENTS AND REPORTS

               We will mail you quarterly confirmations of all transactions. Your quarterly statements are also available at janus.com. You may elect on janus.com to discontinue delivery of your paper statements. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. The Fund distributes dividend information annually.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. Unless you instruct Janus otherwise by contacting a Janus Representative, the Fund will acknowledge this as your consent and will mail only one report or prospectus to your household, even if more than one person in your household has a Fund account. This process is known as "householding." Please visit janus.com or call a Janus Representative if you would like to receive additional reports or prospectuses. Individual copies will be sent within thirty (30) days after the Fund receives your instructions. The Fund reserves the right to charge a fee for additional account statement requests.

 30 Shareholder's manual

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. Effective January 31, 2000, the Fund's management fee was changed to 0.65% of average daily net assets. This fee is lower than the Fund's previous management fee. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.65% of its average daily net assets.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                            Janus Enterprise Fund prospectus  31

PORTFOLIO MANAGER

JAMES P. GOFF
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Enterprise Fund which he has managed since inception. Mr. Goff served as Portfolio Manager or a Co-Manager of Janus Venture Fund from December 1993 to February 1997. Mr. Goff holds a Bachelor of Arts degree in Economics from Yale University. Mr. Goff has earned the right to use the Chartered Financial Analyst designation.

 32 Janus Enterprise Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF THE FUND

               The Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                            Janus Enterprise Fund prospectus  33

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and paid in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Enterprise Fund declared a dividend in the amount of $0.25 per share. If Janus Enterprise Fund share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the

 34 Janus Enterprise Fund prospectus
               increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

               When you open an account it will automatically provide for reinvestment of all distributions. You may change your distribution option at any time by logging onto janus.com, by calling a Janus Representative or by writing the Fund at one of the addresses listed in the Shareholder's Manual section of this Prospectus. The Fund offers the following options:

               1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares.

               2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of

                                            Janus Enterprise Fund prospectus  35
               investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 36 Janus Enterprise Fund prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years through October 31st of each fiscal year shown. Items 1 through 9 reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

JANUS ENTERPRISE FUND
-------------------------------------------------------------------------------------------
                                                         Years ended October 31st
                                                 2000     1999     1998     1997     1996
  1. NET ASSET VALUE, BEGINNING OF PERIOD       $58.64    $32.33  $30.86   $31.19   $27.14
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                          --        --      --       --       --
  3. Net gains or (losses) on securities (both
     realized and unrealized)                    13.10     30.61    3.43     0.95     5.85
  4. Total from investment operations            13.10     30.61    3.43     0.95     5.85
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)         --        --      --       --       --
  6. Distributions (from capital gains)             --    (4.30)  (1.96)   (1.28)   (1.80)
  7. Distributions (in excess of capital
     gains)                                     (3.33)        --      --       --       --
  8. Total distributions                        (3.33)    (4.30)  (1.96)   (1.28)   (1.80)
  9. NET ASSET VALUE, END OF PERIOD             $68.41    $58.64  $32.33   $30.86   $31.19
 10. Total return                               22.29%   104.09%  11.79%    3.31%   22.43%
 11. Net assets, end of period (in millions)    $8,085    $2,330    $559     $552     $732
 12. Average net assets for the period (in
     millions)                                  $7,266    $1,127    $551     $614     $596
 13. Ratio of gross expenses to average net
     assets                                      0.90%     0.98%   1.08%    1.07%    1.14%
 14. Ratio of net expenses to average net
     assets                                      0.88%     0.95%   1.06%    1.04%    1.12%
 15. Ratio of net investment income/(loss) to
     average net assets                        (0.65)%   (0.67%) (0.67%)  (0.61%)  (0.78%)
 16. Portfolio turnover rate                       80%       98%    134%     111%      93%
-------------------------------------------------------------------------------------------

                                            Janus Enterprise Fund prospectus  37

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

 38 Janus Enterprise Fund prospectus
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could

                                            Janus Enterprise Fund prospectus  39
               require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate

 40 Janus Enterprise Fund prospectus
               amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund

                                            Janus Enterprise Fund prospectus  41
               bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the

 42 Janus Enterprise Fund prospectus
               market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                            Janus Enterprise Fund prospectus  43

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                                  [JANUS LOGO]

                                        www.janus.com

                                        PO Box 173375
                                        Denver, CO 80217-3375
                                        1-800-525-3713

        You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting Janus at 1-800-525-3713. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

        The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-1879

RETENTER

                                  [JANUS LOGO]

                              JANUS FUND 2

                                  PROSPECTUS

                                            FEBRUARY 16, 2001

             The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Fund 2.................................    2
                   Fees and expenses............................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    5
                   General portfolio policies...................    6
                   Risks........................................    9
                SHAREHOLDER'S MANUAL
                   Doing business with Janus....................   16
                   Minimum investments..........................   17
                   Types of account ownership...................   17
                   To open an account or buy shares.............   20
                   To exchange shares...........................   21
                   To sell shares...............................   21
                   Shareholder services and account policies....   27
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   31
                   Management expenses..........................   31
                   Portfolio manager............................   32
                OTHER INFORMATION............... ...............   33
                DISTRIBUTIONS AND TAXES
                   Distributions................................   34
                   Distribution options.........................   35
                   Taxes........................................   35
                FINANCIAL HIGHLIGHTS.............. .............   37
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   38
                   Futures, options and other derivatives.......   41
                   Other investments, strategies and/or
                   techniques...................................   42


                                                      Janus Fund 2 prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS FUND 2

               Janus Fund 2 (the "Fund") is designed for long-term investors who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?
--------------------------------------------------------------------------------

               JANUS FUND 2 seeks long-term growth of capital in a manner consistent with the preservation of capital.

               The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               The Fund invests primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

 2 Janus Fund 2 prospectus

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                      Janus Fund 2 prospectus  3

               Since Janus Fund 2 did not commence operations until December 29, 2000, there is no bar chart or table included for this Fund.

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                              Management     Other        Total Annual Fund
                                 Fee        Expenses     Operating Expenses
    Janus Fund 2                0.65%        0.23%(1)           0.88%

  (1) Since the Fund had not commenced operations as of October 31, 2000, "Other Expenses" are based on the estimated expenses that the Fund expects to incur in its initial fiscal year.
--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                             1 Year     3 Years
                                                             ------------------
    Janus Fund 2                                              $90        $281

 4 Janus Fund 2 prospectus

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

               Janus Fund 2 seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

                                                      Janus Fund 2 prospectus  5

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although the Fund does not emphasize companies of any particular size, a fund with a larger asset base is more likely to invest in larger, more established issuers.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words,

 6 Janus Fund 2 prospectus
               the Fund does not always stay fully invested in stocks. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, a portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because

                                                      Janus Fund 2 prospectus  7
               of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment

 8 Janus Fund 2 prospectus
               decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic

                                                      Janus Fund 2 prospectus  9
               securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

 10 Janus Fund 2 prospectus

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

3. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

4. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or

                                                     Janus Fund 2 prospectus  11
               be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 12 Janus Fund 2 prospectus

                       This page intentionally left blank

                                                     Janus Fund 2 prospectus  13

--------------------------------------------------------------------------------

                                  [JANUS LOGO]

                                 JANUS FUND 2

                              SHAREHOLDER'S MANUAL

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with Janus.
                                           It also explains in detail the
                                           wide array of services and
                                           features you can establish on
                                           your account, as well as
                                           account policies and fees that
                                           may apply to your account.
                                           Account policies (including
                                           fees), services and features
                                           may be modified or
                                           discontinued without
                                           shareholder approval or prior
                                           notice.

                                           [JANUS LOGO]

DOING BUSINESS WITH JANUS

ONLINE - WWW.JANUS.COM - 24 HOURS A DAY, 7 DAYS A WEEK

ON JANUS.COM* YOU CAN:

- Open individual, joint, UGMA/UTMA and Roth, Traditional and Educational IRA accounts
- Review your account or complete portfolio
- Buy, sell and exchange Funds
- View your personalized performance
- Obtain Fund information and performance
- Access secure e-mail
- Update personal information
- Receive electronic daily, quarterly and year-end statements

OTHER WAYS TO DO BUSINESS WITH JANUS

JANUS REPRESENTATIVES
1-800-525-3713

JANUS XPRESSLINE(TM)
1-888-979-7737

TDD
For the speech and hearing impaired.
1-800-525-0056

MAILING ADDRESS
Janus
P.O. Box 173375
Denver, CO 80217-3375

FOR OVERNIGHT MAIL
Janus
3773 Cherry Creek Drive North, Suite 101
Denver, CO 80209-3821

* Certain account or transaction types may be restricted from being processed on janus.com. If you would like more information about these restrictions, please contact a Janus Representative.

 16 Shareholder's manual

MINIMUM INVESTMENTS*+

To open a new regular Fund account  $2,500
To open a new Education, Roth,
Traditional IRA or Simplified
Employee Pension Plan account or
UGMA/UTMA                           $  500
To add to any type of Fund account  $  100

               * These minimums apply to each individual Fund in which you invest. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of Fund accounts.

               + Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from Fund accounts with values below the minimums described above or to close such Fund accounts.
TYPES OF ACCOUNT OWNERSHIP

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
               An UGMA/UTMA is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

                                                        Shareholder's manual  17

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Please refer to the Janus retirement guide for more complete information regarding the different types of IRAs, including the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               TRADITIONAL AND ROTH IRAS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually.

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18.

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

 18 Shareholder's manual

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

               PLEASE REFER TO THE CHART ON THE FOLLOWING PAGES FOR INFORMATION ON OPENING AN ACCOUNT AND CONDUCTING BUSINESS WITH JANUS. WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS. WHEN YOU BUY, EXCHANGE, OR SELL SHARES, YOUR REQUEST WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED.

                                                        Shareholder's manual  19

 TO OPEN AN ACCOUNT OR BUY SHARES

 ONLINE AT WWW.JANUS.COM
 ------------------------------------------------------------------------------

 - You may open a new Fund account or buy shares in an existing Fund account online at janus.com. Janus will automatically debit your designated bank account and provide real-time confirmation of your purchase.

 BY TELEPHONE
 ------------------------------------------------------------------------------

 - For an existing account, you may use Janus XpressLine(TM) to buy shares 24 hours a day, or you may call a Janus Representative during normal business hours. Janus will automatically debit your designated bank account.

 BY WIRE
 ------------------------------------------------------------------------------

 - You may also buy shares by wiring money from your bank account to your Fund account. Wiring instructions can be found online at janus.com or by calling a Janus Representative.

 BY MAIL/IN WRITING
 ------------------------------------------------------------------------------

 - To open your Fund account, complete and sign the appropriate application and make your check payable to Janus.

 - To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

 BY AUTOMATIC INVESTMENT
 ------------------------------------------------------------------------------

 - To buy additional shares through the Automatic Monthly Investment Program, you select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. If no date or dollar amount is specified on your application, investments of $100 will be made on the 20th of each month. Your first automatic monthly investment may take up to two weeks to establish.

 - You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account.

 20 Shareholder's manual

    TO EXCHANGE SHARES                           TO SELL SHARES
    ONLINE AT WWW.JANUS.COM                      ONLINE AT WWW.JANUS.COM
---------------------------------------        ---------------------------------------
    - Exchanges may be made online at            - Redemptions may be made online at
      janus.com.                                   janus.com.
    BY TELEPHONE                                 BY TELEPHONE
---------------------------------------        ---------------------------------------
    - All accounts are automatically             - All accounts are automatically
      eligible to exchange shares by               eligible to sell shares by tele-
      telephone. To exchange all or a              phone. To sell all or a portion of
      portion of your shares into any              your shares, call Janus
      other available Janus fund, call             XpressLine(TM) or a Janus
      Janus XpressLine(TM) or a Janus              Representative.
      Representative.
    BY MAIL/IN WRITING                           BY MAIL/IN WRITING
---------------------------------------        ---------------------------------------
    - To request an exchange in writing,         - To request a redemption in writ-
      please follow the instructions in            ing, please follow the instructions
      the "Written Instructions" section           in the "Written Instructions" sec-
      of this manual.                              tion of this manual.
    BY SYSTEMATIC EXCHANGE                       BY SYSTEMATIC REDEMPTION
---------------------------------------        ---------------------------------------
    - You determine the amount of money          - This option allows you to sell
      you would like automatically                 shares worth a specific dollar
      exchanged from one Fund account to           amount from your account on a
      another on any day of the month.             regular basis.
      You may establish this program for
      as little as $100 per exchange.
---------------------------------------        ---------------------------------------
    Note: For more information, refer to         Note: Also refer to the "Payment of
          the "Exchange Policies" sec-                 Redemption Proceeds" section of
          tion of this manual.                         this manual for more
                                                       information.

                                                        Shareholder's manual  21

PAYING FOR SHARES

               Please note the following when purchasing shares:

               - Cash, credit cards, third party checks, travelers cheques, credit card checks or money orders will not be accepted.

               - All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

               - We may make additional attempts to debit your predesignated bank account for ACH purchases that initially fail. You are liable for any costs associated with these additional attempts. We will price your purchase at the net asset value next determined after we receive good funds.

               - The Fund reserves the right to reject any specific purchase request.

               - If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in the Janus Money Market Fund-Investor Shares ("Money Market Fund"). For investments without a specific fund designation and for investments in closed funds, unless you later direct Janus to
                 (1) buy shares of another Janus fund or (2) sell shares of the Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of the Money Market Fund. If you hold shares of a closed fund and submit an order for a new account in that closed fund, the order must clearly indicate that you are currently a shareholder of the closed fund or your money will be invested in the Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in the Money Market Fund until the new fund's commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from the Money

 22 Shareholder's manual

                 Market Fund to the new fund. All orders for purchase, exchange, or sale will receive the NAV next calculated after your order is received and accepted by a Fund.

               - For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

               - If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

EXCHANGE POLICIES

               Please note the following when exchanging shares:

               - An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

               - New Fund accounts established by exchange must be opened with
                 $2,500 or the total account value if the value of the Fund account you are exchanging from is less than $2,500.

               - Education IRA, Roth, Traditional IRA or Simplified Employee
                 Pension Plan accounts and UGMA/UTMA accounts established by exchange must be opened with $500 or the total account value if the value of the Fund account you are exchanging from is less than $500.

               - Exchanges between existing Fund accounts must meet the $100 subsequent investment requirement.

               - For Systematic Exchanges, if the balance in the Fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchange). Exchanges in excess of this limit are considered excessive trading and may be subject to an exchange fee or may result in termination of the

                                                        Shareholder's manual  23
                 exchange privilege or the right to make future purchases of Fund shares.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

               - Exchanges between Fund accounts will be accepted only if the registrations are identical.

               - If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

EXCESSIVE TRADING

               Excessive trading of Fund shares in response to short-term fluctuations in the market - also known as "market timing" - may make it very difficult to manage the Fund's investments. The Fund does not permit excessive trading or market timing. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges from or into the Fund by any person, group or commonly controlled account. If the Fund allows a market timer to trade Fund shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

 24 Shareholder's manual

PAYMENT OF REDEMPTION PROCEEDS

               - BY ELECTRONIC TRANSFER - All accounts are automatically
                eligible for the electronic redemption option if bank information is provided. Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer - not available on retirement accounts).

                Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire.

               - BY CHECK - Redemption proceeds will be sent to the
                shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

               SHARES MAY BE SOLD AT ANY TIME ON JANUS.COM, BY TELEPHONE OR IN WRITING. IF THE SHARES BEING SOLD WERE PURCHASED BY CHECK OR ACH TRANSFER, THE FUND CAN DELAY THE PAYMENT OF YOUR SALE PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To sell or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed under "Doing Business with Janus" and must include the following information:

               - the name of the Fund(s)

               - the account number(s)

               - the amount of money or number of shares being sold or exchanged

               - the name(s) on the account

                                                        Shareholder's manual  25

               - the signature(s) of all registered account owners (see account application for signature requirements)

               - your daytime telephone number

SIGNATURE GUARANTEE

               A SIGNATURE GUARANTEE IS REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like a check made payable to anyone other than the shareholder(s) of record.

               - You would like a check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like a check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

 26 Shareholder's manual

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may buy or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates, and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

                                                        Shareholder's manual  27

               TAXPAYER IDENTIFICATION NUMBER

               On the application or other appropriate forms, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund, such as market timing.

               ONLINE AND TELEPHONE TRANSACTIONS

               You may initiate many transactions online at janus.com or by calling a Janus Representative. All new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please visit janus.com or call a Janus Representative. The Fund and its agents will not be responsible for any losses, costs or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

               Occasionally, we experience high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Janus Representative by telephone. If you are unable to reach a Janus Representative by telephone, please consider visiting janus.com, calling the Janus XpressLine(TM) or sending written instructions.

 28 Shareholder's manual

               DISTRIBUTIONS

               Generally, all income dividends and capital gains will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record.

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Include the name of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com or call a Janus Representative for further instructions.

               BANK ACCOUNT CHANGES

               To change your bank account of record or add new bank account information to your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Please note that you may change or add bank information online at janus.com or over the telephone for purchases only. We cannot accept changes or additions to bank account redemption options online at janus.com or over the telephone. If the added bank account is a joint tenant/tenants in

                                                        Shareholder's manual  29
               common account, at least one name on the bank account must match one name on the Fund account.

               STATEMENTS AND REPORTS

               We will mail you quarterly confirmations of all transactions. Your quarterly statements are also available at janus.com. You may elect on janus.com to discontinue delivery of your paper statements. In addition, the Funds will send you an immediate transaction confirmation statement after every non-systematic transaction. The Fund distributes dividend information annually.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. Unless you instruct Janus otherwise by contacting a Janus Representative, the Fund will acknowledge this as your consent and will mail only one report or prospectus to your household, even if more than one person in your household has a Fund account. This process is known as "householding." Please visit janus.com or call a Janus Representative if you would like to receive additional reports or prospectuses. Individual copies will be sent within thirty (30) days after the Fund receives your instructions. The Fund reserves the right to charge a fee for additional account statement requests.

 30 Shareholder's manual

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Fund expects to pay Janus Capital a management fee equal to 0.65% of average daily net assets during its initial fiscal year.

                                                     Janus Fund 2 prospectus  31

PORTFOLIO MANAGER

JOHN H. SCHREIBER
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Fund 2, which he has managed since inception. Mr.
                   Schreiber joined Janus Capital in September 1997 as a research analyst. Prior to joining Janus Capital, he was an equity analyst with Fidelity Investments from June 1995 to August 1997. Mr. Schreiber holds a Bachelor of Science degree in Mechanical Engineering from the University of Washington and a Master's degree in Business
                   Administration from Harvard University. Mr. Schreiber has earned the right to use the Chartered Financial Analyst designation.

 32 Janus Fund 2 prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF THE FUND

               The Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                     Janus Fund 2 prospectus  33

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains are normally declared and paid in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Fund 2 declared a dividend in the amount of $0.25 per share. If Janus Fund 2 share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the

 34 Janus Fund 2 prospectus
               increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

               When you open an account it will automatically provide for reinvestment of all distributions. You may change your distribution option at any time by logging onto janus.com, by calling a Janus Representative or by writing the Fund at one of the addresses listed in the Shareholder's Manual section of this Prospectus. The Fund offers the following options:

               1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares.

               2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of

                                                     Janus Fund 2 prospectus  35
               investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meets these requirements so that any earnings on your investment will not be taxed twice.

 36 Janus Fund 2 prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               Financial highlights are not presented for Janus Fund 2 because the Fund had not commenced operations as of October 31, 2000.

                                                     Janus Fund 2 prospectus  37

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

 38 Janus Fund 2 prospectus
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could

                                                     Janus Fund 2 prospectus  39
               require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate

 40 Janus Fund 2 prospectus
               amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund

                                                     Janus Fund 2 prospectus  41
               bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the

 42 Janus Fund 2 prospectus
               market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                                     Janus Fund 2 prospectus  43

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                                  [JANUS LOGO]

                                        www.janus.com

                                        PO Box 173375
                                        Denver, CO 80217-3375
                                        1-800-525-3713

        You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting Janus at 1-800-525-3713. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

        The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-1879


RETJ2

                                  [JANUS LOGO]

                              JANUS GLOBAL LIFE
                              SCIENCES FUND

                              PROSPECTUS

                                    CLOSED TO NEW INVESTORS

                                             FEBRUARY 16, 2001

             The Fund has discontinued public sales of its shares to new investors, but shareholders who have open Fund accounts may make additional investments and reinvest dividends and capital gains distributions. Current shareholders may also open additional Fund accounts under the conditions described in the Shareholder's Manual. If a Fund account is closed, however, additional investments in that account will not be possible.

             The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Global Life Sciences Fund..............    2
                   Fees and expenses............................    5
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    6
                   General portfolio policies...................    8
                   Risks........................................   11
                SHAREHOLDER'S MANUAL
                   Doing business with Janus....................   18
                   Minimum investments..........................   19
                   Types of account ownership...................   19
                   To open an account or buy shares.............   22
                   To exchange shares...........................   23
                   To sell shares...............................   23
                   Shareholder services and account policies....   29
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   33
                   Management expenses..........................   33
                   Portfolio manager............................   34
                OTHER INFORMATION............... ...............   35
                DISTRIBUTIONS AND TAXES
                   Distributions................................   36
                   Distribution options.........................   37
                   Taxes........................................   37
                FINANCIAL HIGHLIGHTS.............. .............   39
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   40
                   Futures, options and other derivatives.......   43
                   Other investments, strategies and/or
                   techniques...................................   44


                                   Janus Global Life Sciences Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS GLOBAL LIFE SCIENCES FUND

               Janus Global Life Sciences Fund (the "Fund") is designed for long-term investors who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?
--------------------------------------------------------------------------------

              JANUS GLOBAL LIFE SCIENCES FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               The Fund invests primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes have a life science orientation. As a fundamental policy, the Fund normally invests at least 25% of its

 2 Janus Global Life Sciences Fund prospectus
               total assets, in the aggregate, in the following industry groups; health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               Because the Fund may invest without limit in foreign securities, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

               The Fund is nondiversified. This means it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

               The Fund concentrates its investments in related industry groups. Because of this, companies in its portfolio may share common characteristics and react similarly to market developments. For example, many companies with a life science orientation are highly regulated and may be dependent upon certain types of technology. As a result, changes in government funding or subsidies, new or anticipated legislative changes, or technological advances could affect the value of such companies and, therefore, the Fund's NAV. The Fund's returns may be more volatile than those of a less concentrated portfolio.

                                   Janus Global Life Sciences Fund prospectus  3

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               JANUS GLOBAL LIFE SCIENCES FUND

               Annual returns for periods ended 12/31

                                                               61.00%   33.34%
                                                                1999     2000

               Best Quarter:  4th - 1999  31.32%  Worst Quarter:  4th - 2000  (6.05%)

                       Average annual total return for periods ended 12/31/00
                       ---------------------------------------------------------

                                                                           Since Inception
                                                                  1 year     (12/31/98)
                Janus Global Life Sciences Fund                   33.34%       46.52%
                S&P 500 Index+                                    (9.10%)       4.89%
                                                                  -------------------------

               + The S&P 500 is the Standard & Poor's Composite Index of 500
                 Stocks, a widely recognized, unmanaged index of common stock prices.

               The Fund's past performance does not necessarily indicate how it will perform in the future.

 4 Janus Global Life Sciences Fund prospectus

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2000.

                                           Management     Other      Total Annual Fund
                                             Fee(1)      Expenses    Operating Expenses
    Janus Global Life Sciences Fund          0.65%        0.32%            0.97%

   (1) "Management Fee" information has been restated to reflect a new fee schedule effective January 31, 2000.
--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year     3 Years    5 Years    10 Years
                                             -----------------------------------------
    Janus Global Life Sciences Fund            $99       $309       $536       $1,190

                                   Janus Global Life Sciences Fund prospectus  5

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

               Janus Global Life Sciences Fund seeks long-term growth of capital. It pursues its objective by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services, related to health and personal care, medicine or pharmaceuticals. As a fundamental policy, the Fund normally invests at least 25% of its total assets, in the aggregate, in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a

 6 Janus Global Life Sciences Fund prospectus
               time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although the Fund does not emphasize companies of any particular size, a fund with a larger asset base is more likely to invest in larger, more established issuers.

4. WHAT DOES "LIFE SCIENCE ORIENTATION" MEAN IN RELATION TO THE FUND?

               Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services related to health and personal care, medicine or pharmaceuticals. Life science oriented companies also include companies that the portfolio manager believes have growth potential primarily as a

                                   Janus Global Life Sciences Fund prospectus  7
               result of particular products, technology, patents or other market advantages in the life sciences. Life sciences encompass a variety of industries, including health care, nutrition, agriculture, medical diagnostics, nuclear and biochemical research and development and health care facilities ownership and operation.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of

 8 Janus Global Life Sciences Fund prospectus
               domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

                                   Janus Global Life Sciences Fund prospectus  9

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

 10 Janus Global Life Sciences Fund prospectus

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow. The Fund's performance may also be affected by industry risk to a greater extent than other funds.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW DOES THE NONDIVERSIFIED STATUS OF THE FUND AFFECT ITS RISK?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

2. WHAT IS "INDUSTRY RISK"?

               Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. In the life sciences, for example, many companies are subject to government regulation and approval of their products and services, which may affect

                                  Janus Global Life Sciences Fund prospectus  11
               their price or availability. In addition, the products and services offered by these companies may quickly become obsolete in the face of scientific or technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments.

               The Fund invests in a concentrated portfolio, which may result in greater exposure to related industries. As a result, this Fund may be more volatile than a less concentrated portfolio.

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose

 12 Janus Global Life Sciences Fund prospectus
                 taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

5. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may

                                  Janus Global Life Sciences Fund prospectus  13
               also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

6. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 14 Janus Global Life Sciences Fund prospectus

                       This page intentionally left blank

                                  Janus Global Life Sciences Fund prospectus  15

--------------------------------------------------------------------------------

                                  [JANUS LOGO]

                              JANUS GLOBAL LIFE
                              SCIENCES FUND

                              SHAREHOLDER'S MANUAL

                                           CLOSED TO NEW INVESTORS

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with Janus.
                                           It also explains in detail the
                                           wide array of services and
                                           features you can establish on
                                           your account, as well as
                                           account policies and fees that
                                           may apply to your account.
                                           Account policies (including
                                           fees), services and features
                                           may be modified or
                                           discontinued without
                                           shareholder approval or prior
                                           notice.

                                           [JANUS LOGO]

Although the Fund has discontinued public sales of its shares to new investors, shareholders who maintain open Fund accounts will be able to continue to buy shares and reinvest any dividends and capital gains distributions in additional shares. In addition, you may generally open a new Fund account if your name appears in the registration of an existing Fund account and it will appear in the registration of the new account. Once a Fund account is closed, it cannot be reopened.

DOING BUSINESS WITH JANUS

ONLINE - WWW.JANUS.COM - 24 HOURS A DAY, 7 DAYS A WEEK

ON JANUS.COM* YOU CAN:

- Open individual, joint, UGMA/UTMA and Roth, Traditional and Educational IRA accounts
- Review your account or complete portfolio
- Buy, sell and exchange Funds
- View your personalized performance
- Obtain Fund information and performance
- Access secure e-mail
- Update personal information
- Receive electronic daily, quarterly and year-end statements

* Certain account or transaction types may be restricted from being processed on janus.com. If you would like more information about these restrictions, please contact a Janus Representative.

OTHER WAYS TO DO BUSINESS WITH JANUS

JANUS REPRESENTATIVES
1-800-525-3713

JANUS XPRESSLINE(TM)
1-888-979-7737

TDD
For the speech and hearing impaired.
1-800-525-0056

MAILING ADDRESS
Janus
P.O. Box 173375
Denver, CO 80217-3375

FOR OVERNIGHT MAIL
Janus
3773 Cherry Creek Drive North, Suite 101
Denver, CO 80209-3821

 18 Shareholder's manual

MINIMUM INVESTMENTS*+

To open a new regular Fund account  $2,500
To open a new Education, Roth,
Traditional IRA or Simplified
Employee Pension Plan account or
UGMA/UTMA                           $  500
To add to any type of Fund account  $  100

               * These minimums apply to each individual Fund in which you invest. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of Fund accounts.

               + Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from Fund accounts with values below the minimums described above or to close such Fund accounts.

TYPES OF ACCOUNT OWNERSHIP

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
               An UGMA/UTMA is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

                                                        Shareholder's manual  19

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Please refer to the Janus retirement guide for more complete information regarding the different types of IRAs, including the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               TRADITIONAL AND ROTH IRAS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually.

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18.

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

 20 Shareholder's manual

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

               IF YOU ARE A CURRENT FUND SHAREHOLDER, PLEASE REFER TO THE CHART ON THE FOLLOWING PAGES FOR INFORMATION ON OPENING AN ACCOUNT AND CONDUCTING BUSINESS WITH JANUS. WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS. WHEN YOU BUY, EXCHANGE, OR SELL SHARES, YOUR REQUEST WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED.

               ALTHOUGH THE FUND HAS DISCONTINUED PUBLIC SALES OF ITS SHARES TO NEW INVESTORS, SHAREHOLDERS WHO MAINTAIN OPEN FUND ACCOUNTS WILL BE ABLE TO CONTINUE TO BUY SHARES AND REINVEST ANY DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. IN ADDITION, YOU MAY GENERALLY OPEN A NEW FUND ACCOUNT IF YOUR NAME APPEARS IN THE REGISTRATION OF AN EXISTING FUND ACCOUNT AND IT WILL APPEAR IN THE REGISTRATION OF THE NEW ACCOUNT. ONCE A FUND ACCOUNT IS CLOSED, IT CANNOT BE REOPENED.

                                                        Shareholder's manual  21

TO OPEN AN ACCOUNT OR BUY SHARES

 ONLINE AT WWW.JANUS.COM
 ------------------------------------------------------------------------------

 - You may open a new Fund account or buy shares in an existing Fund account online at janus.com. Janus will automatically debit your designated bank account and provide real-time confirmation of your purchase.

 BY TELEPHONE
 ------------------------------------------------------------------------------

 - For an existing account, you may use Janus XpressLine(TM) to buy shares 24 hours a day, or you may call a Janus Representative during normal business hours. Janus will automatically debit your designated bank account.

 BY WIRE
 ------------------------------------------------------------------------------

 - You may also buy shares by wiring money from your bank account to your Fund account. Wiring instructions can be found online at janus.com or by calling a Janus Representative.

 BY MAIL/IN WRITING
 ------------------------------------------------------------------------------

 - To open your Fund account, complete and sign the appropriate application and make your check payable to Janus.

 - To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

 BY AUTOMATIC INVESTMENT
 ------------------------------------------------------------------------------

 - To buy additional shares through the Automatic Monthly Investment Program, you select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. If no date or dollar amount is specified on your application, investments of $100 will be made on the 20th of each month. Your first automatic monthly investment may take up to two weeks to establish.

 - You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account.

 22 Shareholder's manual

    TO EXCHANGE SHARES                           TO SELL SHARES
                                                 REMEMBER, THAT THE FUND IS CLOSED TO
                                                 NEW INVESTORS. IF A TOTAL REDEMPTION
                                                 IS MADE, ADDITIONAL INVESTMENTS IN
                                                 YOUR FUND ACCOUNT MAY NOT BE
                                                 POSSIBLE.
---------------------------------------        ---------------------------------------
    ONLINE AT WWW.JANUS.COM                      ONLINE AT WWW.JANUS.COM
    - Exchanges may be made online at            - Redemptions may be made online at
      janus.com.                                   janus.com.
    BY TELEPHONE                                 BY TELEPHONE
---------------------------------------        ---------------------------------------
    - All accounts are automatically             - All accounts are automatically
      eligible to exchange shares by               eligible to sell shares by tele-
      telephone. To exchange all or a              phone. To sell all or a portion of
      portion of your shares into any              your shares, call Janus
      other available Janus fund, call             XpressLine(TM) or a Janus
      Janus XpressLine(TM) or a Janus              Representative.
      Representative.
    BY MAIL/IN WRITING                           BY MAIL/IN WRITING
---------------------------------------        ---------------------------------------
    - To request an exchange in writing,         - To request a redemption in writ-
      please follow the instructions in            ing, please follow the instructions
      the "Written Instructions" section           in the "Written Instructions" sec-
      of this manual.                              tion of this manual.
    BY SYSTEMATIC EXCHANGE                       BY SYSTEMATIC REDEMPTION
---------------------------------------        ---------------------------------------
    - You determine the amount of money          - This option allows you to sell
      you would like automatically                 shares worth a specific dollar
      exchanged from one Fund account to           amount from your account on a
      another on any day of the month.             regular basis.
      You may establish this program for
      as little as $100 per exchange.
---------------------------------------        ---------------------------------------
    Note: For more information, refer to
          the "Exchange Policies" section        Note: Also refer to the "Payment of
          of this manual.                              Redemption Proceeds" section of
                                                       this manual for more
                                                       information.

                                                        Shareholder's manual  23

PAYING FOR SHARES

               Please note the following when purchasing shares:

               - Cash, credit cards, third party checks, travelers cheques, credit card checks or money orders will not be accepted.

               - All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

               - We may make additional attempts to debit your predesignated bank account for ACH purchases that initially fail. You are liable for any costs associated with these additional attempts. We will price your purchase at the next net asset value determined after we receive good funds.

               - The Fund reserves the right to reject any specific purchase request.

               - If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in the Janus Money Market Fund-Investor Shares ("Money Market Fund"). For investments without a specific fund designation and for investments in closed funds, unless you later direct Janus to
                 (1) buy shares of another Janus fund or (2) sell shares of the Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of the Money Market Fund. If you hold shares of a closed fund and submit an order for a new account in that closed fund, the order must clearly indicate that you are currently a shareholder of the closed fund or your money will be invested in the Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in the Money Market Fund until the new fund's commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from the Money

 24 Shareholder's manual

                 Market Fund to the new fund. All orders for purchase, exchange, or sale will receive the NAV next calculated after your order is received and accepted by a Fund.

               - For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

               - If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

EXCHANGE POLICIES

               Please note the following when exchanging shares:

               - An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

               - New Fund accounts established by exchange must be opened with
                 $2,500 or the total account value if the value of the Fund account you are exchanging from is less than $2,500.

               - Education IRA, Roth, Traditional IRA or Simplified Employee
                 Pension Plan accounts and UGMA/UTMA accounts established by exchange must be opened with $500 or the total account value if the value of the Fund account you are exchanging from is less than $500.

               - Exchanges between existing Fund accounts must meet the $100 subsequent investment requirement.

               - For Systematic Exchanges, if the balance in the Fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchange). Exchanges in excess of this limit are considered excessive trading and may be subject to an exchange fee or may result in termination of the

                                                        Shareholder's manual  25
                 exchange privilege or the right to make future purchases of Fund shares.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

               - Exchanges between Fund accounts will be accepted only if the registrations are identical.

               - If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

EXCESSIVE TRADING

               Excessive trading of Fund shares in response to short-term fluctuations in the market - also known as "market timing" - may make it very difficult to manage the Fund's investments. The Fund does not permit excessive trading or market timing. When market timing occurs the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges from or into the Fund by any person, group or commonly controlled account. If the Fund allows a market timer to trade Fund shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

 26 Shareholder's manual

PAYMENT OF REDEMPTION PROCEEDS

               - BY ELECTRONIC TRANSFER - All accounts are automatically
                 eligible for the electronic redemption option if bank information is provided. Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer - not available on retirement accounts).

                Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire.

               - BY CHECK - Redemption proceeds will be sent to the
                 shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

               SHARES MAY BE SOLD AT ANY TIME ON JANUS.COM, BY TELEPHONE OR IN WRITING. IF THE SHARES BEING SOLD WERE PURCHASED BY CHECK OR ACH TRANSFER, THE FUND CAN DELAY THE PAYMENT OF YOUR SALE PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To sell or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed under "Doing Business with Janus" and must include the following information:

               - the name of the Fund(s)

               - the account number(s)

               - the amount of money or number of shares being sold or exchanged

               - the name(s) on the account

                                                        Shareholder's manual  27

               - the signature(s) of all registered account owners (see account application for signature requirements)

               - your daytime telephone number

SIGNATURE GUARANTEE

               A SIGNATURE GUARANTEE IS REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like a check made payable to anyone other than the shareholder(s) of record.

               - You would like a check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like a check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

 28 Shareholder's manual

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may buy or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates, and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

                                                        Shareholder's manual  29

               TAXPAYER IDENTIFICATION NUMBER

               On the application or other appropriate forms, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund, such as market timing.

               ONLINE OR TELEPHONE TRANSACTIONS

               You may initiate many transactions online at janus.com or by calling a Janus Representative. All new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please visit janus.com or call a Janus Representative. The Fund and its agents will not be responsible for any losses, costs or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

               Occasionally, we experience high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Janus Representative by telephone. If you are unable to reach a Janus Representative by telephone, please consider visiting janus.com, calling the Janus XpressLine(TM) or sending written instructions.

 30 Shareholder's manual

               DISTRIBUTIONS

               Generally, all income dividends and capital gains will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record.

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Include the name of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com or call a Janus Representative for further instructions.

               BANK ACCOUNT CHANGES

               To change your bank account of record or add new bank account information to your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Please note that you may change or add bank information online at janus.com or over the telephone for purchases only. We cannot accept changes or additions to bank account redemption options online at janus.com or over the telephone. If the added bank account is a joint tenant/tenants in

                                                        Shareholder's manual  31
               common account, at least one name on the bank account must match one name on the Fund account.

               STATEMENTS AND REPORTS

               We will mail you quarterly confirmations of all transactions. Your quarterly statements are also available at janus.com. You may elect on janus.com to discontinue delivery of your paper statements. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. The Fund distributes dividend information annually.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. Unless you instruct Janus otherwise by contacting a Janus Representative, the Fund will acknowledge this as your consent and will mail only one report or prospectus to your household, even if more than one person in your household has a Fund account. This process is known as "householding." Please visit janus.com or call a Janus Representative if you would like to receive additional reports or prospectuses. Individual copies will be sent within thirty (30) days after the Fund receives your instructions. The Fund reserves the right to charge a fee for additional account statement requests.

 32 Shareholder's manual

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. Effective January 31, 2000, the Fund's management fee was changed to 0.65% of average daily net assets. This fee is lower than the Fund's previous management fee. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.65% of its average daily net assets.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                  Janus Global Life Sciences Fund prospectus  33

PORTFOLIO MANAGER

THOMAS R. MALLEY
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Global Life Sciences Fund, which he has managed since inception. He joined Janus Capital in 1991 as a research analyst. Mr. Malley holds a Bachelor of Science degree in Biology from Stanford University. Mr. Malley has earned the right to use the Chartered Financial Analyst designation.

 34 Janus Global Life Sciences Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF THE FUND

               The Fund has discontinued sales of its shares because its management and the Trustees believe that a substantial increase in size may adversely affect the Fund's ability to achieve its investment objective by reducing its flexibility in making investments and in effecting portfolio changes. Although sales to new investors have been discontinued, existing shareholders are permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                  Janus Global Life Sciences Fund prospectus  35

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and paid in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Global Life Sciences Fund declared a dividend in the amount of $0.25 per share. If Janus Global Life Sciences Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax

 36 Janus Global Life Sciences Fund prospectus
               purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

               When you open an account, it will automatically provide for reinvestment of all distributions. You may change your distribution option at any time by logging onto janus.com, by calling a Janus Representative or by writing the Fund at one of the addresses listed in the Shareholder's Manual section of this Prospectus. The Fund offers the following options:

               1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares.

               2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

                                  Janus Global Life Sciences Fund prospectus  37

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 38 Janus Global Life Sciences Fund prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance through October 31 of each fiscal period shown. Items 1 through 9 reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

JANUS GLOBAL LIFE SCIENCES FUND
---------------------------------------------------------------------
                                                                 Periods ended
                                                                  October 31st
                                                               2000        1999(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                     $11.97        $10.00
    INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                      0.02            --
  3. Net gains or (losses) on securities (both realized
     and unrealized)                                           10.42          1.97
  4. Total from investment operations                          10.44          1.97
    LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                       --            --
  6. Dividends (in excess of net investment income)               --            --
  7. Distributions (from capital gains)                           --            --
  8. Total distributions                                          --            --
  9. NET ASSET VALUE, END OF PERIOD                           $22.41        $11.97
 10. Total return*                                            87.22%        19.70%
 11. Net assets, end of period (in millions)                  $4,267          $344
 12. Average net assets for the period (in millions)          $2,987          $228
 13. Ratio of gross expenses to average net assets**           0.97%         1.21%
 14. Ratio of net expenses to average net assets**             0.94%         1.19%
 15. Ratio of net investment income/(loss) to average net
     assets**                                                  0.14%       (0.41%)
 16. Portfolio turnover rate**                                  147%          235%
---------------------------------------------------------------------

(1) Fiscal period from December 31, 1998 (inception) to October 31, 1999.
 * Total return is not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

                                  Janus Global Life Sciences Fund prospectus  39

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

 40 Janus Global Life Sciences Fund prospectus
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could

                                  Janus Global Life Sciences Fund prospectus  41
               require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate

 42 Janus Global Life Sciences Fund prospectus
               amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund

                                  Janus Global Life Sciences Fund prospectus  43
               bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the

 44 Janus Global Life Sciences Fund prospectus
               market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                  Janus Global Life Sciences Fund prospectus  45

                                  [JANUS LOGO]

                                        www.janus.com

                                        PO Box 173375
                                        Denver, CO 80217-3375
                                        1-800-525-3713

        You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting Janus at 1-800-525-3713. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

        The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-1879

RETGLLS

                                   [JANUS LOGO]

                                 JANUS GLOBAL
                                 TECHNOLOGY FUND

                                   PROSPECTUS

                                    CLOSED TO NEW INVESTORS

                                           FEBRUARY 16, 2001

             The Fund has discontinued public sales of its shares to new investors, but shareholders who have open Fund accounts may make additional investments and reinvest dividends and capital gains distributions. Current shareholders may also open additional Fund accounts under the conditions described in the Shareholder's Manual. If a Fund account is closed, however, additional investments in that account will not be possible.

             The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Global Technology Fund.................    2
                   Fees and expenses............................    5
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal
                   investment strategies........................    6
                   General portfolio policies...................    8
                   Risks........................................   11
                SHAREHOLDER'S MANUAL
                   Doing business with Janus....................   18
                   Minimum investments..........................   19
                   Types of account ownership...................   19
                   To open an account or buy shares.............   22
                   To exchange shares...........................   23
                   To sell shares...............................   23
                   Shareholder services and account policies....   29
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   33
                   Management expenses..........................   33
                   Portfolio manager............................   34
                OTHER INFORMATION............... ...............   35
                DISTRIBUTIONS AND TAXES
                   Distributions................................   36
                   Distribution options.........................   37
                   Taxes........................................   37
                FINANCIAL HIGHLIGHTS.............. .............   39
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   40
                   Futures, options and other derivatives.......   43
                   Other investments, strategies and/or
                   techniques...................................   44


                                      Janus Global Technology Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS GLOBAL TECHNOLOGY FUND

               Janus Global Technology Fund (the "Fund") is designed for long-term investors who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?
--------------------------------------------------------------------------------

               JANUS GLOBAL TECHNOLOGY FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               The Fund invests primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

 2 Janus Global Technology Fund prospectus

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               Because the Fund may invest without limit in foreign securities, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

               The Fund is nondiversified. This means it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

               Although the Fund does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

                                      Janus Global Technology Fund prospectus  3

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               JANUS GLOBAL TECHNOLOGY FUND

               Annual returns for periods ended 12/31

                                                              211.55%  (33.67%)
                                                                1999    2000

               Best Quarter:  4th - 1999  73.95%  Worst Quarter:  4th - 2000  (33.22%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                          Since Inception
                                                               1 year       (12/31/98)
                Janus Global Technology Fund                   (33.67%)       43.75%
                S&P 500 Index*                                  (9.10%)        4.89%
                                                              ---------------------------

               * The S&P 500 is the Standard & Poor's Composite Index of 500
                 Stocks, a widely recognized, unmanaged index of common stock prices.

               The Fund's past performance does not necessarily indicate how it will perform in the future.

 4 Janus Global Technology Fund prospectus

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2000.

                                           Management     Other      Total Annual Fund
                                             Fee(1)      Expenses    Operating Expenses
                   Janus Global
                     Technology Fund         0.65%        0.26%            0.91%

                  (1) "Management Fee" information has been restated to reflect a new fee schedule effective January 31, 2000.
               -----------------------------------------------------------------

                   EXAMPLE:
                   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year     3 Years    5 Years    10 Years
                                             -----------------------------------------
                   Janus Global Technology
                     Fund                      $93       $290       $504       $1,120

                                      Janus Global Technology Fund prospectus  5

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

               Janus Global Technology Fund seeks long-term growth of capital. It pursues its objective by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

               a. Companies that the portfolio manager believes have or will develop products, processes or services that will provide significant technological advancements or improvements; and

               b. Companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal

 6 Janus Global Technology Fund prospectus
               business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although the Fund does not emphasize companies of any particular size, a fund with a larger asset base is more likely to invest in larger, more established issuers.

4. WHAT IS JANUS GLOBAL TECHNOLOGY FUND'S INDUSTRY POLICY?

               Janus Global Technology Fund will not concentrate its investments in any particular industry or group of related industries. As a result, its portfolio manager may have more flexibility to find companies that he believes will benefit from advances or improvements in technology in a number of industries. Nevertheless, the Fund may hold a significant portion of its assets in industries such as: aerospace/defense; biotechnology; computers;

                                      Janus Global Technology Fund prospectus  7
               office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

 8 Janus Global Technology Fund prospectus

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a

                                      Janus Global Technology Fund prospectus  9
               redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

               The Fund may invest in companies with relatively short product cycles, for example, 6 to 9 months. Consequently, its portfolio turnover may be more frequent than other funds.

 10 Janus Global Technology Fund prospectus

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow. The Fund's performance may also be affected by industry risk to a greater extent than the other Funds.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW DOES THE NONDIVERSIFIED STATUS OF THE FUND AFFECT ITS RISK?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

2. WHAT IS "INDUSTRY RISK"?

               Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. In technology-related industries, competitive pressures may have a significant effect on the performance of companies in which the Fund may invest. In

                                     Janus Global Technology Fund prospectus  11
               addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

               Although the Fund does not "concentrate" in a specific group of industries, it may at times have significant exposure to companies in a variety of technology-related industries.

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

 12 Janus Global Technology Fund prospectus

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

5. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The

                                     Janus Global Technology Fund prospectus  13
               portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

6. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 14 Janus Global Technology Fund prospectus

                       This page intentionally left blank

                                     Janus Global Technology Fund prospectus  15

--------------------------------------------------------------------------------

                                  [JANUS LOGO]

                              JANUS GLOBAL
                              TECHNOLOGY FUND

                              SHAREHOLDER'S MANUAL

                                           CLOSED TO NEW INVESTORS

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with Janus.
                                           It also explains in detail the
                                           wide array of services and
                                           features you can establish on
                                           your account, as well as
                                           account policies and fees that
                                           may apply to your account.
                                           Account policies (including
                                           fees), services and features
                                           may be modified or
                                           discontinued without
                                           shareholder approval or prior
                                           notice.

                                           [JANUS LOGO]

Although the Fund has discontinued public sales of its shares to new investors, shareholders who maintain open Fund accounts will be able to continue to buy shares and reinvest any dividends and capital gains distributions in additional shares. In addition, you generally may open a new Fund account if your name appears in the registration of an existing Fund account and it will appear in the registration of the new account. Once a Fund account is closed, it cannot be reopened.

DOING BUSINESS WITH JANUS

ONLINE - WWW.JANUS.COM - 24 HOURS A DAY, 7 DAYS A WEEK

ON JANUS.COM* YOU CAN:

- Open individual, joint, UGMA/UTMA and Roth, Traditional and Educational IRA accounts
- Review your account or complete portfolio
- Buy, sell and exchange Funds
- View your personalized performance
- Obtain Fund information and performance
- Access secure e-mail
- Update personal information
- Receive electronic daily, quarterly and year-end statements

* Certain account or transaction types may be restricted from being processed on janus.com. If you would like more information about these restrictions, please contact a Janus Representative.

OTHER WAYS TO DO BUSINESS WITH JANUS

JANUS REPRESENTATIVES
1-800-525-3713

JANUS XPRESSLINE(TM)
1-888-979-7737

TDD
For the speech and hearing impaired.
1-800-525-0056

MAILING ADDRESS
Janus
P.O. Box 173375
Denver, CO 80217-3375

FOR OVERNIGHT MAIL
Janus
3773 Cherry Creek Drive North, Suite 101
Denver, CO 80209-3821

 18 Shareholder's manual

MINIMUM INVESTMENTS*+

To open a new regular Fund account  $2,500
To open a new Education, Roth,
Traditional IRA or Simplified
Employee Pension Plan account or
UGMA/UTMA                           $  500
To add to any type of Fund account  $  100

               * These minimums apply to each individual Fund in which you invest. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of Fund accounts.

               + Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from Fund accounts with values below the minimums described above or to close such Fund accounts.

TYPES OF ACCOUNT OWNERSHIP

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
               An UGMA/UTMA is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

                                                        Shareholder's manual  19

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Please refer to the Janus retirement guide for more complete information regarding the different types of IRAs, including the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               TRADITIONAL AND ROTH IRAS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually.

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18.

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

 20 Shareholder's manual

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

               IF YOU ARE A CURRENT FUND SHAREHOLDER, PLEASE REFER TO THE CHART ON THE FOLLOWING PAGES FOR INFORMATION ON OPENING AN ACCOUNT AND CONDUCTING BUSINESS WITH JANUS. WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS. WHEN YOU BUY, EXCHANGE, OR SELL SHARES, YOUR REQUEST WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED.

               ALTHOUGH THE FUND HAS DISCONTINUED PUBLIC SALES OF ITS SHARES TO NEW INVESTORS, SHAREHOLDERS WHO MAINTAIN OPEN FUND ACCOUNTS WILL BE ABLE TO CONTINUE TO BUY SHARES AND REINVEST ANY DIVIDENDS IN CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. IN ADDITION, YOU MAY GENERALLY OPEN A NEW FUND ACCOUNT IF YOUR NAME APPEARS IN THE REGISTRATION OF AN EXISTING FUND ACCOUNT AND IT WILL APPEAR IN THE REGISTRATION OF THE NEW ACCOUNT. ONCE A FUND ACCOUNT IS CLOSED, IT CANNOT BE REOPENED.

                                                        Shareholder's manual  21

 TO OPEN AN ACCOUNT OR BUY SHARES

 ONLINE AT WWW.JANUS.COM
 ------------------------------------------------------------------------------

 - You may open a new Fund account or buy shares in an existing Fund account online at janus.com. Janus will automatically debit your designated bank account and provide real-time confirmation of your purchase.

 BY TELEPHONE
 ------------------------------------------------------------------------------

 - For an existing account, you may use Janus XpressLine(TM) to buy shares 24 hours a day, or you may call a Janus Representative during normal business hours. Janus will automatically debit your designated bank account.

 BY WIRE
 ------------------------------------------------------------------------------

 - You may also buy shares by wiring money from your bank account to your Fund account. Wiring instructions can be found online at janus.com or by calling a Janus Representative.

 BY MAIL/IN WRITING
 ------------------------------------------------------------------------------

 - To open your Fund account, complete and sign the appropriate application and make your check payable to Janus.

 - To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

 BY AUTOMATIC INVESTMENT
 ------------------------------------------------------------------------------

 - To buy additional shares through the Automatic Monthly Investment Program, you select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. If no date or dollar amount is specified on your application, investments of $100 will be made on the 20th of each month. Your first automatic monthly investment may take up to two weeks to establish.

 - You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account.

 22 Shareholder's manual

    TO EXCHANGE SHARES                           TO SELL SHARES
                                                 REMEMBER, THAT THE FUND IS CLOSED TO
                                                 NEW INVESTORS. IF A TOTAL REDEMPTION
                                                 IS MADE, ADDITIONAL INVESTMENTS IN
                                                 YOUR FUND ACCOUNT MAY NOT BE
                                                 POSSIBLE.
---------------------------------------        ---------------------------------------
    ONLINE AT WWW.JANUS.COM                      ONLINE AT WWW.JANUS.COM
    - Exchanges may be made online at            - Redemptions may be made online at
      janus.com.                                   janus.com.
    BY TELEPHONE                                 BY TELEPHONE
---------------------------------------        ---------------------------------------
    - All accounts are automatically             - All accounts are automatically
      eligible to exchange shares by               eligible to sell shares by tele-
      telephone. To exchange all or a              phone. To sell all or a portion of
      portion of your shares into any              your shares, call Janus
      other available Janus fund, call             XpressLine(TM) or a Janus
      Janus XpressLine(TM) or a Janus              Representative.
      Representative.
    BY MAIL/IN WRITING                           BY MAIL/IN WRITING
---------------------------------------        ---------------------------------------
    - To request an exchange in writing,         - To request a redemption in writ-
      please follow the instructions in            ing, please follow the instructions
      the "Written Instructions" section           in the "Written Instructions" sec-
      of this manual.                              tion of this manual.
    BY SYSTEMATIC EXCHANGE                       BY SYSTEMATIC REDEMPTION
---------------------------------------        ---------------------------------------
    - You determine the amount of money          - This option allows you to sell
      you would like automatically                 shares worth a specific dollar
      exchanged from one Fund account to           amount from your account on a
      another on any day of the month.             regular basis.
      You may establish this program for
      as little as $100 per exchange.
---------------------------------------        ---------------------------------------
    Note: For more information, refer to         Note: Also refer to the "Payment of
          the "Exchange Policies" sec-                 Redemption Proceeds" section of
          tion of this manual.                         this manual for more
                                                       information.

                                                        Shareholder's manual  23

PAYING FOR SHARES

               Please note the following when purchasing shares:

               - Cash, credit cards, third party checks, travelers cheques, credit card checks or money orders will not be accepted.

               - All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

               - We may make additional attempts to debit your predesignated bank account for ACH purchases that initially fail. You are liable for any costs associated with these additional attempts. We will price your purchase at the next net asset value determined after we receive good funds.

               - The Fund reserves the right to reject any specific purchase request.

               - If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in the Janus Money Market Fund-Investor Shares ("Money Market Fund"). For investments without a specific fund designation and for investments in closed funds, unless you later direct Janus to
                 (1) buy shares of another Janus fund or (2) sell shares of the Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of the Money Market Fund. If you hold shares of a closed fund and submit an order for a new account in that closed fund, the order must clearly indicate that you are currently a shareholder of the closed fund or your money will be invested in the Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in the Money Market Fund until the new fund's commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from the Money

 24 Shareholder's manual

                 Market Fund to the new fund. All orders for purchase, exchange, or sale will receive the NAV next calculated after your order is received and accepted by a Fund.

               - For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

               - If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

EXCHANGE POLICIES

               Please note the following when exchanging shares:

               - An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

               - New Fund accounts established by exchange must be opened with
                 $2,500 or the total account value if the value of the Fund account you are exchanging from is less than $2,500.

               - Education IRA, Roth, Traditional IRA or Simplified Employee
                 Pension Plan accounts and UGMA/UTMA accounts established by exchange must be opened with $500 or the total account value if the value of the Fund account you are exchanging from is less than $500.

               - Exchanges between existing Fund accounts must meet the $100 subsequent investment requirement.

               - For Systematic Exchanges, if the balance in the Fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchange). Exchanges in excess of this limit are considered excessive trading and may be subject to an exchange fee or may result in termination of the

                                                        Shareholder's manual  25
                 exchange privilege or the right to make future purchases of Fund shares.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

               - Exchanges between Fund accounts will be accepted only if the registrations are identical.

               - If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

EXCESSIVE TRADING

               Excessive trading of Fund shares in response to short-term fluctuations in the market - also known as "market timing" - may make it very difficult to manage the Fund's investments. The Fund does not permit excessive trading or market timing. When market timing occurs the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges from or into the Fund by any person, group or commonly controlled account. If the Fund allows a market timer to trade Fund shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

 26 Shareholder's manual

PAYMENT OF REDEMPTION PROCEEDS

               - BY ELECTRONIC TRANSFER - All accounts are automatically
                 eligible for the electronic redemption option if bank information is provided. Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer - not available on retirement accounts).

                 Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire.

               - BY CHECK - Redemption proceeds will be sent to the
                 shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

               SHARES MAY BE SOLD AT ANY TIME ON JANUS.COM, BY TELEPHONE OR IN WRITING. IF THE SHARES BEING SOLD WERE PURCHASED BY CHECK OR ACH TRANSFER, THE FUND CAN DELAY THE PAYMENT OF YOUR SALE PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To sell or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed under "Doing Business with Janus" and must include the following information:

               - the name of the Fund(s)

               - the account number(s)

               - the amount of money or number of shares being sold or exchanged

               - the name(s) on the account

                                                        Shareholder's manual  27

               - the signature(s) of all registered account owners (see account application for signature requirements)

               - your daytime telephone number

SIGNATURE GUARANTEE

               A SIGNATURE GUARANTEE IS REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like a check made payable to anyone other than the shareholder(s) of record.

               - You would like a check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like a check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

 28 Shareholder's manual

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may buy or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates, and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

                                                        Shareholder's manual  29

               TAXPAYER IDENTIFICATION NUMBER

               On the application or other appropriate forms, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund, such as market timing.

               ONLINE OR TELEPHONE TRANSACTIONS

               You may initiate many transactions online at janus.com or by calling a Janus Representative. All new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please visit janus.com or call a Janus Representative. The Fund and its agents will not be responsible for any losses, costs or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

               Occasionally, we experience high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Janus Representative by telephone. If you are unable to reach a Janus Representative by telephone, please consider visiting janus.com, calling the Janus XpressLine(TM) or sending written instructions.

 30 Shareholder's manual

               DISTRIBUTIONS

               Generally, all income dividends and capital gains will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record.

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Include the name of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com or call a Janus Representative for further instructions.

               BANK ACCOUNT CHANGES

               To change your bank account of record or add new bank account information to your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Please note that you may change or add bank information online at janus.com or over the telephone for purchases only. We cannot accept changes or additions to bank account redemption options online at janus.com or over the telephone. If the added bank account is a joint tenant/tenants in

                                                        Shareholder's manual  31
               common account, at least one name on the bank account must match one name on the Fund account.

               STATEMENTS AND REPORTS

               We will mail you quarterly confirmations of all transactions. Your quarterly statements are also available at janus.com. You may elect on janus.com to discontinue delivery of your paper statements. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. The Fund distributes dividend information annually.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. Unless you instruct Janus otherwise by contacting a Janus Representative, the Fund will acknowledge this as your consent and will mail only one report or prospectus to your household, even if more than one person in your household has a Fund account. This process is known as "householding." Please visit janus.com or call a Janus Representative if you would like to receive additional reports or prospectuses. Individual copies will be sent within thirty (30) days after the Fund receives your instructions. The Fund reserves the right to charge a fee for additional account statement requests.

 32 Shareholder's manual

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. Effective January 31, 2000, the Fund's management fee was changed to 0.65% of average daily net assets. This fee is lower than the Fund's previous management fee. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.65% of its average daily net assets.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                     Janus Global Technology Fund prospectus  33

PORTFOLIO MANAGER

C. MIKE LU
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Global Technology Fund, which he has managed since inception. He joined Janus Capital as a research analyst in 1991. Mr. Lu holds a Bachelor of Arts degree in History and a Bachelor of Arts degree in Economics from Yale University. Mr. Lu has earned the right to use the Chartered Financial Analyst designation.

 34 Janus Global Technology Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF THE FUND

               The Fund has discontinued sales of its shares because its management and the Trustees believe that a substantial increase in size may adversely affect the Fund's ability to achieve its investment objective by reducing its flexibility in making investments and in effecting portfolio changes. Although sales to new investors have been discontinued, existing shareholders are permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                     Janus Global Technology Fund prospectus  35

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and paid in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Global Technology Fund declared a dividend in the amount of $0.25 per share. If Janus Global Technology Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax

 36 Janus Global Technology Fund prospectus
               purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

               When you open an account, it will automatically provide for reinvestment of all distributions. You may change your distribution option at any time by logging onto janus.com, by calling a Janus Representative or by writing the Fund at one of the addresses listed in the Shareholder's Manual section of this Prospectus. The Fund offers the following options:

               1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares.

               2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

                                     Janus Global Technology Fund prospectus  37

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 38 Janus Global Technology Fund prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance through October 31 for each fiscal period shown. Items 1 through 9 reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

JANUS GLOBAL TECHNOLOGY FUND
---------------------------------------------------------------------
                                                                 Periods ended
                                                                  October 31st
                                                               2000        1999(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                     $20.95        $10.00
    INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                    (0.02)            --
  3. Net gains or (losses) on securities (both realized
     and unrealized)                                            6.71         10.95
  4. Total from investment operations                           6.69         10.95
    LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                   (0.02)            --
  6. Distributions (from capital gains)                           --            --
  7. Distributions (in excess of capital gains)               (0.18)            --
  8. Total distributions                                      (0.20)            --
  9. NET ASSET VALUE, END OF PERIOD                           $27.44        $20.95
 10. Total return*                                            31.99%       109.40%
 11. Net assets, end of period (in millions)                  $7,564        $3,335
 12. Average net assets for the period (in millions)          $8,884        $1,266
 13. Ratio of gross expenses to average net assets**           0.91%         1.04%
 14. Ratio of net expenses to average net assets**             0.90%         1.02%
 15. Ratio of net investment income/(loss) to average net
     assets**                                                  0.17%       (0.11%)
 16. Portfolio turnover rate**                                   47%           31%
---------------------------------------------------------------------

(1) Fiscal period from December 31, 1998 (inception) to October 31, 1999.
 * Total return is not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

                                     Janus Global Technology Fund prospectus  39

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

 40 Janus Global Technology Fund prospectus
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could

                                     Janus Global Technology Fund prospectus  41
               require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate

 42 Janus Global Technology Fund prospectus
               amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund

                                     Janus Global Technology Fund prospectus  43
               bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the

 44 Janus Global Technology Fund prospectus
               market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                     Janus Global Technology Fund prospectus  45

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                                  [JANUS LOGO]

                                        www.janus.com

                                        PO Box 173375
                                        Denver, CO 80217-3375
                                        1-800-525-3713

        You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting Janus at 1-800-525-3713. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

        The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-1879

                                 WWW.JANUS.COM
                      PO Box 173375  Denver, CO 80217-3375
                                 1-800-525-3713


RETGLT

                                  [JANUS LOGO]

                               JANUS MERCURY FUND

                                   PROSPECTUS

                                                  FEBRUARY 16, 2001

             The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Mercury Fund...........................    2
                   Fees and expenses............................    5
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    6
                   General portfolio policies...................    7
                   Risks........................................   10
                SHAREHOLDER'S MANUAL
                   Doing business with Janus....................   16
                   Minimum investments..........................   17
                   Types of account ownership...................   17
                   To open an account or buy shares.............   20
                   To exchange shares...........................   21
                   To sell shares...............................   21
                   Shareholder services and account policies....   27
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   31
                   Management expenses..........................   31
                   Portfolio manager............................   32
                OTHER INFORMATION............... ...............   33
                DISTRIBUTIONS AND TAXES
                   Distributions................................   34
                   Distribution options.........................   35
                   Taxes........................................   35
                FINANCIAL HIGHLIGHTS.............. .............   37
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   38
                   Futures, options and other derivatives.......   41
                   Other investments, strategies and/or
                   techniques...................................   42


                                                Janus Mercury Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS MERCURY FUND

               Janus Mercury Fund (the "Fund") is designed for long-term investors who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?

--------------------------------------------------------------------------------

               JANUS MERCURY FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               The Fund invests primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

 2 Janus Mercury Fund prospectus

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                Janus Mercury Fund prospectus  3

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               JANUS MERCURY FUND

               Annual returns for periods ended 12/31

                          15.86%  33.01%  17.67%  11.88%  58.41%  96.23%  (22.75)%
                           1994    1995    1996    1997    1998    1999     2000

            Best Quarter:  4th - 1999  42.72% Worst Quarter:  4th - 2000  (20.47)%

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                            Since Inception
                                                         1 year   5 years      (5/3/93)
                Janus Mercury Fund                       (22.75%)  25.88%        25.88%
                S&P 500 Index*                            (9.10%)  18.33%        17.72%
                                                         ----------------------------

               * The S&P 500 is the Standard & Poor's Composite Index of 500
                 Stocks, a widely recognized, unmanaged index of common stock prices.

               The Fund's past performance does not necessarily indicate how it will perform in the future.

 4 Janus Mercury Fund prospectus

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2000.


                                  Management      Other        Total Annual Fund
                                     Fee(1)      Expenses     Operating Expenses
        Janus Mercury Fund        0.65%          0.24%        0.89%


--------------------------------------------------------------------------------
   (1) "Management Fee" information has been restated to reflect a new fee schedule effective January 31, 2000.
--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year     3 Years    5 Years    10 Years
                                             -----------------------------------------
    Janus Mercury Fund                        $ 91       $284       $493       $1,096

                                                Janus Mercury Fund prospectus  5

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

               Janus Mercury Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located.

 6 Janus Mercury Fund prospectus

               Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although the Fund does not emphasize companies of any particular size, a fund with a larger asset base is more likely to invest in larger, more established issuers.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However,

                                                Janus Mercury Fund prospectus  7
               the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

 8 Janus Mercury Fund prospectus

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

                                                Janus Mercury Fund prospectus  9

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated

 10 Janus Mercury Fund prospectus
                 security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the

                                               Janus Mercury Fund prospectus  11
               issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

3. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

4. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 12 Janus Mercury Fund prospectus

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                                               Janus Mercury Fund prospectus  13

--------------------------------------------------------------------------------

                                  [JANUS LOGO]

                               Janus Mercury Fund

                              SHAREHOLDER'S MANUAL

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with Janus.
                                           It also explains in detail the
                                           wide array of services and
                                           features you can establish on
                                           your account, as well as
                                           account policies and fees that
                                           may apply to your account.
                                           Account policies (including
                                           fees), services and features
                                           may be modified or
                                           discontinued without
                                           shareholder approval or prior
                                           notice.

                                           [JANUS LOGO]

DOING BUSINESS WITH JANUS

ONLINE - www.janus.com - 24 HOURS A DAY, 7 DAYS A WEEK

ON janus.com* YOU CAN:

- Open individual, joint, UGMA/UTMA and Roth, Traditional and Educational IRA accounts
- Review your account or complete portfolio
- Buy, sell and exchange Funds
- View your personalized performance
- Obtain Fund information and performance
- Access secure e-mail
- Update personal information
- Receive electronic daily, quarterly and year-end statements

OTHER WAYS TO DO BUSINESS WITH JANUS

JANUS REPRESENTATIVES
1-800-525-3713

JANUS XPRESSLINE(TM)
1-888-979-7737

TDD
For the speech and hearing impaired.
1-800-525-0056

MAILING ADDRESS
Janus
P.O. Box 173375
Denver, CO 80217-3375

FOR OVERNIGHT MAIL
Janus
3773 Cherry Creek Drive North, Suite 101
Denver, CO 80209-3821

* Certain account or transaction types may be restricted from being processed on janus.com. If you would like more information about these restrictions, please contact a Janus Representative.

 16 Shareholder's manual

MINIMUM INVESTMENTS*+

To open a new regular Fund account  $2,500
To open a new Education, Roth,
Traditional IRA or Simplified
Employee Pension Plan account or
UGMA/UTMA                           $  500
To add to any type of Fund account  $  100

* These minimums apply to each individual Fund in which you invest. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of Fund accounts.

+ Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from Fund accounts with values below the minimums described above or to close such Fund accounts.

TYPES OF ACCOUNT OWNERSHIP

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
               An UGMA/UTMA is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

                                                        Shareholder's manual  17

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Please refer to the Janus retirement guide for more complete information regarding the different types of IRAs, including the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               TRADITIONAL AND ROTH IRAS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually.

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18.

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

 18 Shareholder's manual

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

               PLEASE REFER TO THE CHART ON THE FOLLOWING PAGES FOR INFORMATION ON OPENING AN ACCOUNT AND CONDUCTING BUSINESS WITH JANUS. WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS. WHEN YOU BUY, EXCHANGE, OR SELL SHARES, YOUR REQUEST WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED.

                                                        Shareholder's manual  19

 TO OPEN AN ACCOUNT OR BUY SHARES

 ONLINE AT www.janus.com
 ------------------------------------------------------------------------------

 - You may open a new Fund account or buy shares in an existing Fund account online at janus.com. Janus will automatically debit your designated bank account and provide real-time confirmation of your purchase.

 BY TELEPHONE
 ------------------------------------------------------------------------------

 - For an existing account, you may use Janus XpressLine(TM) to buy shares 24 hours a day, or you may call a Janus Representative during normal business hours. Janus will automatically debit your designated bank account.

 BY WIRE
 ------------------------------------------------------------------------------

 - You may also buy shares by wiring money from your bank account to your Fund account. Wiring instructions can be found online at janus.com or by calling a Janus Representative.

 BY MAIL/IN WRITING
 ------------------------------------------------------------------------------

 - To open your Fund account, complete and sign the appropriate application and make your check payable to Janus.

 - To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

 BY AUTOMATIC INVESTMENT
 ------------------------------------------------------------------------------

 - To buy additional shares through Automatic Monthly Investment Program, you select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. If no date or dollar amount is specified on your application, investments of $100 will be made on the 20th of each month. Your first automatic monthly investment may take up to two weeks to establish.

 - You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account.

 20 Shareholder's manual

    TO EXCHANGE SHARES                           TO SELL SHARES

    ONLINE AT www.janus.com                      ONLINE AT www.janus.com
---------------------------------------        ---------------------------------------
    - Exchanges may be made online at            - Redemptions may be made online at
      janus.com.                                   janus.com.

    BY TELEPHONE                                 BY TELEPHONE
---------------------------------------        ---------------------------------------
    - All accounts are automatically             - All accounts are automatically
      eligible to exchange shares by               eligible to sell shares by tele-
      telephone. To exchange all or a              phone. To sell all or a portion of
      portion of your shares into any              your shares, call Janus
      other available Janus fund, call             XpressLine(TM) or a Janus
      Janus XpressLine(TM) or a Janus              Representative.
      Representative.

    BY MAIL/IN WRITING                           BY MAIL/IN WRITING
---------------------------------------        ---------------------------------------
    - To request an exchange in writing,         - To request a redemption in writ-
      please follow the instructions in            ing, please follow the instructions
      the "Written Instructions" section           in the "Written Instructions" sec-
      of this manual.                              tion of this manual.

    BY SYSTEMATIC EXCHANGE                       BY SYSTEMATIC REDEMPTION
---------------------------------------        ---------------------------------------
    - You determine the amount of money          - This option allows you to sell
      you would like automatically                 shares worth a specific dollar
      exchanged from one Fund account to           amount from your account on a
      another on any day of the month.             regular basis.
      You may establish this program for
      as little as $100 per exchange.
---------------------------------------        ---------------------------------------
    Note: For more information, refer to         Note: Also refer to the "Payment of
          the "Exchange Policies" sec-                 Redemption Proceeds" section of
          tion of this manual.                         this manual for more information.


                                                        Shareholder's manual  21

PAYING FOR SHARES

               Please note the following when purchasing shares:

               - Cash, credit cards, third party checks, travelers cheques, credit card checks or money orders will not be accepted.

               - All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

               - We may make additional attempts to debit your predesignated bank account for ACH purchases that initially fail. You are liable for any costs associated with these additional attempts. We will price your purchase at the net asset value next determined after we receive good funds.

               - The Fund reserves the right to reject any specific purchase request.

               - If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in the Janus Money Market Fund-Investor Shares ("Money Market Fund"). For investments without a specific fund designation and for investments in closed funds, unless you later direct Janus to
                 (1) buy shares of another Janus fund or (2) sell shares of the Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of the Money Market Fund. If you hold shares of a closed fund and submit an order for a new account in that closed fund, the order must clearly indicate that you are currently a shareholder of the closed fund or your money will be invested in the Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in the Money Market Fund until the new fund's commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from the Money

 22 Shareholder's manual

                 Market Fund to the new fund. All orders for purchase, exchange, or sale will receive the NAV next calculated after your order is received and accepted by a Fund.

               - For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

               - If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

EXCHANGE POLICIES

               Please note the following when exchanging shares:

               - An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

               - New Fund accounts established by exchange must be opened with
                 $2,500 or the total account value if the value of the Fund account you are exchanging from is less than $2,500.

               - Education IRA, Roth, Traditional IRA or Simplified Employee
                 Pension Plan accounts and UGMA/UTMA accounts established by exchange must be opened with $500 or the total account value if the value of the Fund account you are exchanging from is less than $500.

               - Exchanges between existing Fund accounts must meet the $100 subsequent investment requirement.

               - For Systematic Exchanges, if the balance in the Fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchange). Exchanges in excess of this limit are considered excessive trading and may be subject to an exchange fee or may result in termination of the

                                                        Shareholder's manual  23
                 exchange privilege or the right to make future purchases of Fund shares.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

               - Exchanges between Fund accounts will be accepted only if the registrations are identical.

               - If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

EXCESSIVE TRADING

               Excessive trading of Fund shares in response to short-term fluctuations in the market - also known as "market timing" - may make it very difficult to manage the Fund's investments. The Fund does not permit excessive trading or market timing. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges from or into the Fund by any person, group or commonly controlled account. If the Fund allows a market timer to trade Fund shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

 24 Shareholder's manual

PAYMENT OF REDEMPTION PROCEEDS

               - BY ELECTRONIC TRANSFER - All accounts are automatically
                 eligible for the electronic redemption option if bank information is provided. Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer - not available on retirement accounts).

                 Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire.

               - BY CHECK - Redemption proceeds will be sent to the
                 shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

               SHARES MAY BE SOLD AT ANY TIME ON JANUS.COM, BY TELEPHONE OR IN WRITING. IF THE SHARES BEING SOLD WERE PURCHASED BY CHECK OR ACH TRANSFER, THE FUND CAN DELAY THE PAYMENT OF YOUR SALE PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To sell or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed under "Doing Business with Janus" and must include the following information:

               - the name of the Fund(s)

               - the account number(s)

               - the amount of money or number of shares being sold or exchanged

               - the name(s) on the account

                                                        Shareholder's manual  25

               - the signature(s) of all registered account owners (see account application for signature requirements)

               - your daytime telephone number

SIGNATURE GUARANTEE

               A SIGNATURE GUARANTEE IS REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like a check made payable to anyone other than the shareholder(s) of record.

               - You would like a check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like a check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

 26 Shareholder's manual

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may buy or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates, and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

                                                        Shareholder's manual  27

               TAXPAYER IDENTIFICATION NUMBER

               On the application or other appropriate forms, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund, such as market timing.

               ONLINE AND TELEPHONE TRANSACTIONS

               You may initiate many transactions online at janus.com or by calling a Janus Representative. All new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please visit janus.com or call a Janus Representative. The Fund and its agents will not be responsible for any losses, costs or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

               Occasionally, we experience high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Janus Representative by telephone. If you are unable to reach a Janus Representative by telephone, please consider visiting janus.com, calling the Janus XpressLine(TM) or sending written instructions.

 28 Shareholder's manual

               DISTRIBUTIONS

               Generally, all income dividends and capital gains will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record.

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Include the name of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com or call a Janus Representative for further instructions.

               BANK ACCOUNT CHANGES

               To change your bank account of record or add new bank account information to your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Please note that you may change or add bank information online at janus.com or over the telephone for purchases only. We cannot accept changes or additions to bank account redemption options online at janus.com or over the telephone. If the added bank account is a joint tenant/tenants in

                                                        Shareholder's manual  29
               common account, at least one name on the bank account must match one name on the Fund account.

               STATEMENTS AND REPORTS

               We will mail you quarterly confirmations of all transactions. Your quarterly statements are also available at janus.com. You may elect on janus.com to discontinue delivery of your paper statements. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. The Fund distributes dividend information annually.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. Unless you instruct Janus otherwise by contacting a Janus Representative, the Fund will acknowledge this as your consent and will mail only one report or prospectus to your household, even if more than one person in your household has a Fund account. This process is known as "householding." Please visit janus.com or call a Janus Representative if you would like to receive additional reports or prospectuses. Individual copies will be sent within thirty (30) days after the Fund receives your instructions. The Fund reserves the right to charge a fee for additional account statement requests.

 30 Shareholder's manual

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. Effective January 31, 2000, the Fund's management fee was changed to 0.65% of average daily net assets. This fee is lower than the Funds' previous management fee. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.65% of average daily net assets.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                               Janus Mercury Fund prospectus  31

PORTFOLIO MANAGER

WARREN B. LAMMERT
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Mercury Fund, which he has managed since inception. He served as a Co-Manager of Janus Venture Fund from December 1993 to December 1996. Mr. Lammert holds a Bachelor of
                   Arts degree in Economics from Yale University and a Master's of Science degree in Economic History from the London School of Economics. Mr. Lammert has earned the right to use the Chartered Financial Analyst designation.

 32 Janus Mercury Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF THE FUND

               The Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                               Janus Mercury Fund prospectus  33

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and paid in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Mercury Fund declared a dividend in the amount of $0.25 per share. If Janus Mercury Fund share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the

 34 Janus Mercury Fund prospectus
               increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

               When you open an account it will automatically provide for reinvestment of all distributions. You may change your distribution option at any time by logging onto janus.com, by calling a Janus Representative or by writing the Fund at one of the addresses listed in the Shareholder's Manual section of this Prospectus. The Fund offers the following options:

               1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares.

               2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of

                                               Janus Mercury Fund prospectus  35
               investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 36 Janus Mercury Fund prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years through October 31st of each fiscal year shown. Items 1 through 9 reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

JANUS MERCURY FUND
--------------------------------------------------------------------------------------------
                                                          Years ended October 31st
                                                  2000     1999     1998     1997     1996
  1. NET ASSET VALUE, BEGINNING OF PERIOD        $35.65   $20.77   $18.65   $18.20   $17.38
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                         0.03       --   (0.01)   (0.01)     0.14
  3. Net gains or (losses) on securities (both
     realized and unrealized)                      8.18    16.89     4.07     2.82     2.74
  4. Total from investment operations              8.21    16.89     4.06     2.81     2.88
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)          --       --       --   (0.08)       --
  6. Dividends (in excess of net investment
     income)                                         --       --   (0.04)       --       --
  7. Distributions (from capital gains)          (3.27)   (2.01)   (1.90)   (2.28)   (2.06)
  8. Total distributions                         (3.27)   (2.01)   (1.94)   (2.36)   (2.06)
  9. NET ASSET VALUE, END OF PERIOD              $40.59   $35.65   $20.77   $18.65   $18.20
 10. Total return                                22.99%   86.02%   24.75%   17.07%   18.18%
 11. Net assets, end of period (in millions)    $16,348   $9,060   $2,368   $1,971   $2,002
 12. Average net assets for the period (in
     millions)                                  $15,904   $5,258   $2,103   $2,046   $1,839
 13. Ratio of gross expenses to average net
     assets                                       0.89%    0.93%    0.97%    0.98%    1.02%
 14. Ratio of net expenses to average net
     assets                                       0.88%    0.91%    0.94%    0.96%    1.00%
 15. Ratio of net investment income/(loss) to
     average net assets                           0.08%  (0.39%)  (0.33%)    0.21%    0.45%
 16. Portfolio turnover rate                        71%      89%     105%     157%     177%
--------------------------------------------------------------------------------------------

                                               Janus Mercury Fund prospectus  37

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

 38 Janus Mercury Fund prospectus
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could

                                               Janus Mercury Fund prospectus  39
               require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate

 40 Janus Mercury Fund prospectus
               amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund

                                               Janus Mercury Fund prospectus  41
               bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the

 42 Janus Mercury Fund prospectus
               market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                               Janus Mercury Fund prospectus  43

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                       This page intentionally left blank

                                  [JANUS LOGO]

                                        www.janus.com

                                        PO Box 173375
                                        Denver, CO 80217-3375
                                        1-800-525-3713

        You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting Janus at 1-800-525-3713. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

        The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-1879


RETMERC

                                   [JANUS LOGO]

                                JANUS ORION FUND

                                   PROSPECTUS

                                            FEBRUARY 16, 2001

             The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Orion Fund.............................    2
                   Fees and expenses............................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    5
                   General portfolio policies...................    6
                   Risks........................................    9
                SHAREHOLDER'S MANUAL
                   Doing business with Janus....................   16
                   Minimum investments..........................   17
                   Types of account ownership...................   17
                   To open an account or buy shares.............   20
                   To exchange shares...........................   21
                   To sell shares...............................   21
                   Shareholder services and account policies....   27
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   31
                   Management expenses..........................   31
                   Portfolio manager............................   32
                OTHER INFORMATION............... ...............   33
                DISTRIBUTIONS AND TAXES
                   Distributions................................   34
                   Distribution options.........................   35
                   Taxes........................................   35
                FINANCIAL HIGHLIGHTS.............. .............   37
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   38
                   Futures, options and other derivatives.......   41
                   Other investments, strategies and/or
                   techniques...................................   42


                                                  Janus Orion Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ORION FUND

               Janus Orion Fund (the "Fund") is designed for long-term investors who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?
--------------------------------------------------------------------------------

               JANUS ORION FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               The Fund invests primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund normally concentrates its investments in a core group of 20-30 common stocks.

 2 Janus Orion Fund prospectus

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The Fund is nondiversified. This means it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                  Janus Orion Fund prospectus  3

               Since Janus Orion Fund did not commence operations until June 30, 2000, there is no bar chart or table included for this Fund.

               For the period from commencement of operations to December 31, 2000, Janus Orion Fund's year-to-date return was (29.69%).

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                              Management     Other          Total Annual Fund
                                 Fee       Expenses(1)      Operating Expenses
Janus Orion Fund                 0.65%       0.49%                1.14%

   (1) Since the Fund commenced operations on June 30, 2000 and has not yet completed a full fiscal year, "Other Expenses" are estimated based on projections of expenses during the Fund's first year of operations.
--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 Year     3 Years    5 Years    10 Years
                                                 --------------------------------------
    Janus Orion Fund                             $116       $362       $628       $1,386

 4 Janus Orion Fund prospectus

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

               Janus Orion Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund normally concentrates its investments in a core group of 20-30 common stocks.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

                                                  Janus Orion Fund prospectus  5

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although the Fund does not emphasize companies of any particular size, a fund with a larger asset base is more likely to invest in larger, more established issuers.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words,

 6 Janus Orion Fund prospectus
               the Fund does not always stay fully invested in stocks. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because

                                                  Janus Orion Fund prospectus  7
               of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment

 8 Janus Orion Fund prospectus
               decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW DOES THE NONDIVERSIFIED STATUS OF THE FUND AFFECT ITS RISK?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate

                                                  Janus Orion Fund prospectus  9
               more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund. Since Janus Orion Fund normally concentrates in a core portfolio of 20-30 common stocks, this risk may be increased.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting

 10 Janus Orion Fund prospectus
                 standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be

                                                 Janus Orion Fund prospectus  11
               worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

5. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 12 Janus Orion Fund prospectus

                       This page intentionally left blank

                                                 Janus Orion Fund prospectus  13

--------------------------------------------------------------------------------

                                  [JANUS LOGO]

                              JANUS ORION
                              FUND

                              SHAREHOLDER'S MANUAL

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with Janus.
                                           It also explains in detail the
                                           wide array of services and
                                           features you can establish on
                                           your account, as well as
                                           account policies and fees that
                                           may apply to your account.
                                           Account policies (including
                                           fees), services and features
                                           may be modified or
                                           discontinued without
                                           shareholder approval or prior
                                           notice.

                                           [JANUS LOGO]

DOING BUSINESS WITH JANUS

ONLINE - WWW.JANUS.COM - 24 HOURS A DAY, 7 DAYS A WEEK

ON JANUS.COM* YOU CAN:

- Open individual, joint, UGMA/UTMA and Roth, Traditional and Educational IRA accounts
- Review your account or complete portfolio
- Buy, sell and exchange Funds
- View your personalized performance
- Obtain Fund information and performance
- Access secure e-mail
- Update personal information
- Receive electronic daily, quarterly and year-end statements

OTHER WAYS TO DO BUSINESS WITH JANUS

JANUS REPRESENTATIVES
1-800-525-3713

JANUS XPRESSLINE(TM)
1-888-979-7737

TDD
For the speech and hearing impaired.
1-800-525-0056

MAILING ADDRESS
Janus
P.O. Box 173375
Denver, CO 80217-3375

FOR OVERNIGHT MAIL
Janus
3773 Cherry Creek Drive North, Suite 101
Denver, CO 80209-3821

* Certain account or transaction types may be restricted from being processed on janus.com. If you would like more information about these restrictions, please contact a Janus Representative.

 16 Shareholder's manual

MINIMUM INVESTMENTS*

To open a new regular Fund account  $2,500
To open a new Education, Roth,
Traditional IRA or Simplified
Employee Pension Plan account or
UGMA/UTMA                           $  500
To add to any type of Fund account  $  100

               * These minimums apply to each individual Fund in which you invest. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of Fund accounts.

               + Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from Fund accounts with values below the minimums described above or to close such Fund accounts.

TYPES OF ACCOUNT OWNERSHIP

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
               An UGMA/UTMA is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

                                                        Shareholder's manual  17

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Please refer to the Janus retirement guide for more complete information regarding the different types of IRAs, including the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               TRADITIONAL AND ROTH IRAS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually.

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18.

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

 18 Shareholder's manual

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

               PLEASE REFER TO THE CHART ON THE FOLLOWING PAGES FOR INFORMATION ON OPENING AN ACCOUNT AND CONDUCTING BUSINESS WITH JANUS. WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS. WHEN YOU BUY, EXCHANGE, OR SELL SHARES, YOUR REQUEST WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED.

                                                        Shareholder's manual  19

 TO OPEN AN ACCOUNT OR BUY SHARES

 ONLINE AT WWW.JANUS.COM
 ------------------------------------------------------------------------------

 - You may open a new Fund account or buy shares in an existing Fund account online at janus.com. Janus will automatically debit your designated bank account and provide real-time confirmation of your purchase.

 BY TELEPHONE
 ------------------------------------------------------------------------------

 - For an existing account, you may use Janus XpressLine(TM) to buy shares 24 hours a day, or you may call a Janus Representative during normal business hours. Janus will automatically debit your designated bank account.

 BY WIRE
 ------------------------------------------------------------------------------

 - You may also buy shares by wiring money from your bank account to your Fund account. Wiring instructions can be found online at janus.com or by calling a Janus Representative.

 BY MAIL/IN WRITING
 ------------------------------------------------------------------------------

 - To open your Fund account, complete and sign the appropriate application and make your check payable to Janus.

 - To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

 BY AUTOMATIC INVESTMENT
 ------------------------------------------------------------------------------

 - To buy additional shares through the Automatic Monthly Investment Program, you select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. If no date or dollar amount is specified on your application, investments of $100 will be made on the 20th of each month. Your first automatic monthly investment may take up to two weeks to establish.

 - You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account.

 20 Shareholder's manual

    TO EXCHANGE SHARES                           TO SELL SHARES
    ONLINE AT WWW.JANUS.COM                      ONLINE AT WWW.JANUS.COM
---------------------------------------        ---------------------------------------
    - Exchanges may be made online at            - Redemptions may be made online at
      janus.com.                                   janus.com.
    BY TELEPHONE                                 BY TELEPHONE
---------------------------------------        ---------------------------------------
    - All accounts are automatically             - All accounts are automatically
      eligible to exchange shares by               eligible to sell shares by tele-
      telephone. To exchange all or a              phone. To sell all or a portion of
      portion of your shares into any              your shares, call Janus
      other available Janus fund, call             XpressLine(TM) or a Janus
      Janus XpressLine(TM) or a Janus              Representative.
      Representative.
    BY MAIL/IN WRITING                           BY MAIL/IN WRITING
---------------------------------------        ---------------------------------------
    - To request an exchange in writing,         - To request a redemption in writ-
      please follow the instructions in            ing, please follow the instructions
      the "Written Instructions" section           in the "Written Instructions" sec-
      of this manual.                              tion of this manual.
    BY SYSTEMATIC EXCHANGE                       BY SYSTEMATIC REDEMPTION
---------------------------------------        ---------------------------------------
    - You determine the amount of money          - This option allows you to sell
      you would like automatically                 shares worth a specific dollar
      exchanged from one Fund account to           amount from your account on a
      another on any day of the month.             regular basis.
      You may establish this program for
      as little as $100 per exchange.
---------------------------------------        ---------------------------------------
    Note: For more information, refer to         Note: Also refer to the "Payment of
          the "Exchange Policies" sec-                 Redemption Proceeds" section of
          tion of this manual.                         this manual for more
                                                       information.

                                                        Shareholder's manual  21

PAYING FOR SHARES

               Please note the following when purchasing shares:

               - Cash, credit cards, third party checks, travelers cheques, credit card checks or money orders will not be accepted.

               - All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

               - We may make additional attempts to debit your predesignated bank account for ACH purchases that initially fail. You are liable for any costs associated with these additional attempts. We will price your purchase at the net asset value next determined after we receive good funds.

               - The Fund reserves the right to reject any specific purchase request.

               - If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in the Janus Money Market Fund-Investor Shares ("Money Market Fund"). For investments without a specific fund designation and for investments in closed funds, unless you later direct Janus to
                 (1) buy shares of another Janus fund or (2) sell shares of the Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of the Money Market Fund. If you hold shares of a closed fund and submit an order for a new account in that closed fund, the order must clearly indicate that you are currently a shareholder of the closed fund or your money will be invested in the Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in the Money Market Fund until the new fund's commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from the Money

 22 Shareholder's manual

                 Market Fund to the new fund. All orders for purchase, exchange, or sale will receive the NAV next calculated after your order is received and accepted by a Fund.

               - For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

               - If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

EXCHANGE POLICIES

               Please note the following when exchanging shares:

               - An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

               - New Fund accounts established by exchange must be opened with
                 $2,500 or the total account value if the value of the Fund account you are exchanging from is less than $2,500.

               - Education IRA, Roth, Traditional IRA or Simplified Employee
                 Pension Plan accounts and UGMA/UTMA accounts established by exchange must be opened with $500 or the total account value if the value of the Fund account you are exchanging from is less than $500.

               - Exchanges between existing Fund accounts must meet the $100 subsequent investment requirement.

               - For Systematic Exchanges, if the balance in the Fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchange). Exchanges in excess of this limit are considered excessive trading and may be subject to an exchange fee or may result in termination of the

                                                        Shareholder's manual  23
                 exchange privilege or the right to make future purchases of Fund shares.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

               - Exchanges between Fund accounts will be accepted only if the registrations are identical.

               - If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

EXCESSIVE TRADING

               Excessive trading of Fund shares in response to short-term fluctuations in the market - also known as "market timing" - may make it very difficult to manage the Fund's investments. The Fund does not permit excessive trading or market timing. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges from or into the Fund by any person, group or commonly controlled account. If the Fund allows a market timer to trade Fund shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

 24 Shareholder's manual

PAYMENT OF REDEMPTION PROCEEDS

               - BY ELECTRONIC TRANSFER - All accounts are automatically
                 eligible for the electronic redemption option if bank information is provided. Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer - not available on retirement accounts).

                 Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire.

               - BY CHECK - Redemption proceeds will be sent to the
                 shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

               SHARES MAY BE SOLD AT ANY TIME ON JANUS.COM, BY TELEPHONE OR IN WRITING. IF THE SHARES BEING SOLD WERE PURCHASED BY CHECK OR ACH TRANSFER, THE FUND CAN DELAY THE PAYMENT OF YOUR SALE PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To sell or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed under "Doing Business with Janus" and must include the following information:

               - the name of the Fund(s)

               - the account number(s)

               - the amount of money or number of shares being sold or exchanged

               - the name(s) on the account

                                                        Shareholder's manual  25

               - the signature(s) of all registered account owners (see account application for signature requirements)

               - your daytime telephone number

SIGNATURE GUARANTEE

               A SIGNATURE GUARANTEE IS REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like a check made payable to anyone other than the shareholder(s) of record.

               - You would like a check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like a check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

 26 Shareholder's manual

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may buy or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates, and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

                                                        Shareholder's manual  27

               TAXPAYER IDENTIFICATION NUMBER

               On the application or other appropriate forms, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund, such as market timing.

               ONLINE AND TELEPHONE TRANSACTIONS

               You may initiate many transactions online at janus.com or by calling a Janus Representative. All new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please visit janus.com or call a Janus Representative. The Fund and its agents will not be responsible for any losses, costs or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

               Occasionally, we experience high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Janus Representative by telephone. If you are unable to reach a Janus Representative by telephone, please consider visiting janus.com, calling the Janus XpressLine(TM) or sending written instructions.

 28 Shareholder's manual

               DISTRIBUTIONS

               Generally, all income dividends and capital gains will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record.

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Include the name of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com or call a Janus Representative for further instructions.

               BANK ACCOUNT CHANGES

               To change your bank account of record or add new bank account information to your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Please note that you may change or add bank information online at janus.com or over the telephone for purchases only. We cannot accept changes or additions to bank account redemption options online at janus.com or over the telephone. If the added bank account is a joint tenant/tenants in

                                                        Shareholder's manual  29
               common account, at least one name on the bank account must match one name on the Fund account.

               STATEMENTS AND REPORTS

               We will mail you quarterly confirmations of all transactions. Your quarterly statements are also available at janus.com. You may elect on janus.com to discontinue delivery of your paper statements. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. The Fund distributes dividend information annually.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. Unless you instruct Janus otherwise by contacting a Janus Representative, the Fund will acknowledge this as your consent and will mail only one report or prospectus to your household, even if more than one person in your household has a Fund account. This process is known as "householding." Please visit janus.com or call a Janus Representative if you would like to receive additional reports or prospectuses. Individual copies will be sent within thirty (30) days after the Fund receives your instructions. The Fund reserves the right to charge a fee for additional account statement requests.

 30 Shareholder's manual

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. For the fiscal period June 30, 2000 (inception) through October 31, 2000, the Fund paid Janus Capital a management fee of 0.65% of average daily nets assets.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                                 Janus Orion Fund prospectus  31

PORTFOLIO MANAGER

RON SACHS
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Orion Fund, which he has managed since inception. Mr.
                   Sachs joined Janus Capital in 1996 as a research analyst.
                   Mr. Sachs holds an undergraduate degree (cum laude) in Economics from Princeton and a law degree from the University of Michigan. Mr. Sachs has earned the right to use the Chartered Financial Analyst designation.

 32 Janus Orion Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF THE FUND

               The Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                 Janus Orion Fund prospectus  33

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and paid in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Orion Fund declared a dividend in the amount of $0.25 per share. If Janus Orion Fund share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the

 34 Janus Orion Fund prospectus
               increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

               When you open an account it will automatically provide for reinvestment of all distributions. You may change your distribution option at any time by logging onto janus.com, by calling a Janus Representative or by writing the Fund at one of the addresses listed in the Shareholder's Manual section of this Prospectus. The Fund offers the following options:

               1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares.

               2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of

                                                 Janus Orion Fund prospectus  35
               investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 36 Janus Orion Fund prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance through October 31st of the fiscal period shown. Items 1 through 9 reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

JANUS ORION FUND
----------------------------------------------------------------------------
                                                                Period ended
                                                                October 31st
                                                                  2000(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                          $10.00
    INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                           0.02
  3. Net gains or (losses) on securities (both realized and
     unrealized)                                                   (1.21)
  4. Total from investment operations                              (1.19)
    LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                            --
  6. Dividends (in excess of net investment income)                    --
  7. Distributions (from capital gains)                                --
  8. Total distributions                                               --
  9. NET ASSET VALUE, END OF PERIOD                                 $8.81
 10. Total return*                                               (11.90)%
 11. Net assets, end of period (in millions)                       $1,128
 12. Average net assets for the period (in millions)               $1,087
 13. Ratio of gross expenses to average net assets**                1.14%
 14. Ratio of net expenses to average net assets**                  1.12%
 15. Ratio of net investment income/(loss) to average net
     assets**                                                       0.82%
 16. Portfolio turnover rate**                                        35%
----------------------------------------------------------------------------

(1) Fiscal period from June 30, 2000 (inception) to October 31, 2000.
 * Total return is not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

                                                 Janus Orion Fund prospectus  37

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

 38 Janus Orion Fund prospectus
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could

                                                 Janus Orion Fund prospectus  39
               require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate

 40 Janus Orion Fund prospectus
               amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund

                                                 Janus Orion Fund prospectus  41
               bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. INVESTMENT STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the

 42 Janus Orion Fund prospectus
               market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                                 Janus Orion Fund prospectus  43

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                       This page intentionally left blank

                                  [JANUS LOGO]

                                        www.janus.com

                                        PO Box 173375
                                        Denver, CO 80217-3375
                                        1-800-525-3713

        You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting Janus at 1-800-525-3713. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

        The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-1879

RETORION

                                  [JANUS LOGO]

                                 JANUS SPECIAL
                                 SITUATIONS FUND

                                   PROSPECTUS

                                                  FEBRUARY 16, 2001

             The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Special Situations Fund................    2
                   Fees and expenses............................    5
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    6
                   General portfolio policies...................    8
                   Risks........................................   10
                SHAREHOLDER'S MANUAL
                   Doing business with Janus....................   16
                   Minimum investments..........................   17
                   Types of account ownership...................   17
                   To open an account or buy shares.............   20
                   To exchange shares...........................   21
                   To sell shares...............................   21
                   Shareholder services and account policies....   27
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   31
                   Management expenses..........................   31
                   Portfolio manager............................   32
                OTHER INFORMATION............... ...............   33
                DISTRIBUTIONS AND TAXES
                   Distributions................................   34
                   Distribution options.........................   35
                   Taxes........................................   35
                FINANCIAL HIGHLIGHTS.............. .............   37
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   39
                   Futures, options and other derivatives.......   42
                   Other investments, strategies and/or
                   techniques...................................   43


                                     Janus Special Situations Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS SPECIAL SITUATIONS FUND

               Janus Special Situations Fund (the "Fund") is designed for long-term investors who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?

--------------------------------------------------------------------------------

               JANUS SPECIAL SITUATIONS FUND seeks capital appreciation.

               The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               The Fund invests primarily in common stocks selected for their capital appreciation potential. The Fund emphasizes stocks of "special situation" companies that the portfolio manager believes have been overlooked or undervalued by other investors.

 2 Janus Special Situations Fund prospectus

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The Fund emphasizes investments in special situation companies which may not appreciate if an anticipated development does not occur or attract the anticipated attention. See "What is a 'special situation'?" under the "Investment Objective, Principal Investment Strategies and Risks" section of this Prospectus for an explanation of what the portfolio manager may consider a special situation.

               The Fund is nondiversified. This means it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                     Janus Special Situations Fund prospectus  3

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               JANUS SPECIAL SITUATIONS FUND

               Annual returns for periods ended 12/31

                                                46.04%   25.31%   52.46%  (17.54)%
                                                 1997     1998     1999     2000

            Best Quarter:  4th - 1998  28.53% Worst Quarter:  3rd - 1998  (19.55)%

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                          Since Inception
                                                                1 year      (12/31/96)
                Janus Special Situations Fund                   (17.54%)      23.16%
                S&P 500 Index+                                   (9.10%)      17.20%
                                                                -------------------------

               + The S&P 500 is the Standard & Poor's Composite Index of 500
                 Stocks, a widely recognized, unmanaged index of common stock prices.

               The Fund's past performance does not necessarily indicate how it will perform in the future.

 4 Janus Special Situations Fund prospectus

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2000.


                                          Management      Other        Total Annual Fund
                                             Fee(1)      Expenses     Operating Expenses
        Janus Special Situations Fund     0.65%          0.31%        0.96%


--------------------------------------------------------------------------------
   (1) "Management Fee" information has been restated to reflect a new fee schedule effective January 31, 2000.
--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year     3 Years    5 Years    10 Years
                                             -----------------------------------------
    Janus Special Situations Fund             $ 98       $306       $531       $1,178

                                     Janus Special Situations Fund prospectus  5

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

               Janus Special Situations Fund seeks capital appreciation. It pursues its objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund emphasizes stocks of "special situation" companies that the portfolio manager believes have been overlooked or undervalued by other investors. A "special situation" arises when, in the portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development. The portfolio manager pays particular attention to companies that he thinks may have high free cash flows.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing invest-

 6 Janus Special Situations Fund prospectus
               ments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT IS A "SPECIAL SITUATION"?

               The Fund emphasizes investments in special situations. A special situation arises when the portfolio manager believes that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) difference in market supply or demand for the security; (iii) a new or improved product, service, operation or technological advance; (iv) changes in senior management; or (v) significant changes in cost structure. The Fund's performance could suffer if the anticipated development in

                                     Janus Special Situations Fund prospectus  7
               a "special situation" investment does not occur or does not attract the expected attention.

4. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although the Fund does not emphasize companies of any particular size, a fund with a larger asset base is more likely to invest in larger, more established issuers.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.

 8 Janus Special Situations Fund prospectus

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States.

                                     Janus Special Situations Fund prospectus  9

               Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small

 10 Janus Special Situations Fund prospectus
               asset base. A Fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW DOES THE NONDIVERSIFIED STATUS OF THE FUND AFFECT ITS RISK?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable

                                    Janus Special Situations Fund prospectus  11
                 governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

 12 Janus Special Situations Fund prospectus

4. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

5. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

                                    Janus Special Situations Fund prospectus  13

               -----------------------------------------------------------------

                                  [JANUS LOGO]

                                JANUS SPECIAL
                                SITUATIONS FUND

                              SHAREHOLDER'S MANUAL

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with Janus.
                                           It also explains in detail the
                                           wide array of services and
                                           features you can establish on
                                           your account, as well as
                                           account policies and fees that
                                           may apply to your account.
                                           Account policies (including
                                           fees), services and features
                                           may be modified or
                                           discontinued without
                                           shareholder approval or prior
                                           notice.

                                           [JANUS LOGO]

DOING BUSINESS WITH JANUS

ONLINE - www.janus.com - 24 HOURS A DAY, 7 DAYS A WEEK

ON janus.com* YOU CAN:

- Open individual, joint, UGMA/UTMA and Roth, Traditional and Educational IRA accounts
- Review your account or complete portfolio
- Buy, sell and exchange Funds
- View your personalized performance
- Obtain Fund information and performance
- Access secure e-mail
- Update personal information
- Receive electronic daily, quarterly and year-end statements

OTHER WAYS TO DO BUSINESS WITH JANUS

JANUS REPRESENTATIVES
1-800-525-3713

JANUS XPRESSLINE(TM)
1-888-979-7737

TDD
For the speech and hearing impaired.
1-800-525-0056

MAILING ADDRESS
Janus
P.O. Box 173375
Denver, CO 80217-3375

FOR OVERNIGHT MAIL
Janus
3773 Cherry Creek Drive North, Suite 101
Denver, CO 80209-3821

* Certain account or transaction types may be restricted from being processed on janus.com. If you would like more information about these restrictions, please contact a Janus Representative.

 16 Shareholder's manual

MINIMUM INVESTMENTS*+

To open a new regular Fund account  $2,500
To open a new Education, Roth,
Traditional IRA or Simplified
Employee Pension Plan account or
UGMA/UTMA                           $  500
To add to any type of Fund account  $  100

* These minimums apply to each individual Fund in which you invest. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of Fund accounts.

+ Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from Fund accounts with values below the minimums described above or to close such Fund accounts.

TYPES OF ACCOUNT OWNERSHIP

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
               An UGMA/UTMA is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

                                                        Shareholder's manual  17

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Please refer to the Janus retirement guide for more complete information regarding the different types of IRAs, including the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               TRADITIONAL AND ROTH IRAS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually.

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18.

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

 18 Shareholder's manual

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

               PLEASE REFER TO THE CHART ON THE FOLLOWING PAGES FOR INFORMATION ON OPENING AN ACCOUNT AND CONDUCTING BUSINESS WITH JANUS. WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS. WHEN YOU BUY, EXCHANGE, OR SELL SHARES, YOUR REQUEST WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED.

                                                        Shareholder's manual  19

 TO OPEN AN ACCOUNT OR BUY SHARES

 ONLINE AT www.janus.com
 ------------------------------------------------------------------------------

 - You may open a new Fund account or buy shares in an existing Fund account online at janus.com. Janus will automatically debit your designated bank account and provide real-time confirmation of your purchase.

 BY TELEPHONE
 ------------------------------------------------------------------------------

 - For an existing account, you may use Janus XpressLine(TM) to buy shares 24 hours a day, or you may call a Janus Representative during normal business hours. Janus will automatically debit your designated bank account.

 BY WIRE
 ------------------------------------------------------------------------------

 - You may also buy shares by wiring money from your bank account to your Fund account. Wiring instructions can be found online at janus.com or by calling a Janus Representative.

 BY MAIL/IN WRITING
 ------------------------------------------------------------------------------

 - To open your Fund account, complete and sign the appropriate application and make your check payable to Janus.

 - To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

 BY AUTOMATIC INVESTMENT
 ------------------------------------------------------------------------------

 - To buy additional shares through the Automatic Monthly Investment Program, you select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. If no date or dollar amount is specified on your application, investments of $100 will be made on the 20th of each month. Your first automatic monthly investment may take up to two weeks to establish.

 - You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account.

 20 Shareholder's manual

    TO EXCHANGE SHARES                           TO SELL SHARES

    ONLINE AT www.janus.com                      ONLINE AT www.janus.com
---------------------------------------        ---------------------------------------
    - Exchanges may be made online at            - Redemptions may be made online at
      janus.com.                                   janus.com.

    BY TELEPHONE                                 BY TELEPHONE
---------------------------------------        ---------------------------------------
    - All accounts are automatically             - All accounts are automatically
      eligible to exchange shares by               eligible to sell shares by tele-
      telephone. To exchange all or a              phone. To sell all or a portion of
      portion of your shares into any              your shares, call Janus
      other available Janus fund, call             XpressLine(TM) or a Janus
      Janus XpressLine(TM) or a Janus              Representative.
      Representative.

    BY MAIL/IN WRITING                           BY MAIL/IN WRITING
---------------------------------------        ---------------------------------------
    - To request an exchange in writing,         - To request a redemption in writ-
      please follow the instructions in            ing, please follow the instructions
      the "Written Instructions" section           in the "Written Instructions" sec-
      of this manual.                              tion of this manual.

    BY SYSTEMATIC EXCHANGE                       BY SYSTEMATIC REDEMPTION
---------------------------------------        ---------------------------------------
    - You determine the amount of money          - This option allows you to sell
      you would like automatically                 shares worth a specific dollar
      exchanged from one Fund account to           amount from your account on a
      another on any day of the month.             regular basis.
      You may establish this program for
      as little as $100 per exchange.
---------------------------------------        ---------------------------------------
    Note: For more information, refer to         Note: Also refer to the "Payment of
          the "Exchange Policies" sec-                 Redemption Proceeds" section of
          tion of this manual.                         this manual for more
                                                       information.

                                                        Shareholder's manual  21

PAYING FOR SHARES

               Please note the following when purchasing shares:

               - Cash, credit cards, third party checks, travelers cheques, credit card checks or money orders will not be accepted.

               - All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

               - We may make additional attempts to debit your predesignated bank account for ACH purchases that initially fail. You are liable for any costs associated with these additional attempts. We will price your purchase at the net asset value next determined after we receive good funds.

               - The Fund reserves the right to reject any specific purchase request.

               - If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in the Janus Money Market Fund-Investor Shares ("Money Market Fund"). For investments without a specific fund designation and for investments in closed funds, unless you later direct Janus to
                 (1) buy shares of another Janus fund or (2) sell shares of the Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of the Money Market Fund. If you hold shares of a closed fund and submit an order for a new account in that closed fund, the order must clearly indicate that you are currently a shareholder of the closed fund or your money will be invested in the Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in the Money Market Fund until the new fund's commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from the Money

 22 Shareholder's manual

                 Market Fund to the new fund. All orders for purchase, exchange, or sale will receive the NAV next calculated after your order is received and accepted by a Fund.

               - For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

               - If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

EXCHANGE POLICIES

               Please note the following when exchanging shares:

               - An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

               - New Fund accounts established by exchange must be opened with
                 $2,500 or the total account value if the value of the Fund account you are exchanging from is less than $2,500.

               - Education IRA, Roth, Traditional IRA or Simplified Employee
                 Pension Plan accounts and UGMA/UTMA accounts established by exchange must be opened with $500 or the total account value if the value of the Fund account you are exchanging from is less than $500.

               - Exchanges between existing Fund accounts must meet the $100 subsequent investment requirement.

               - For Systematic Exchanges, if the balance in the Fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchange). Exchanges in excess of this limit are considered excessive trading and may be subject to an exchange fee or may result in termination of the

                                                        Shareholder's manual  23
                 exchange privilege or the right to make future purchases of Fund shares.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

               - Exchanges between Fund accounts will be accepted only if the registrations are identical.

               - If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

EXCESSIVE TRADING

               Excessive trading of Fund shares in response to short-term fluctuations in the market - also known as "market timing" - may make it very difficult to manage the Fund's investments. The Fund does not permit excessive trading or market timing. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges from or into the Fund by any person, group or commonly controlled account. If the Fund allows a market timer to trade Fund shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

 24 Shareholder's manual

PAYMENT OF REDEMPTION PROCEEDS

               - BY ELECTRONIC TRANSFER - All accounts are automatically
                 eligible for the electronic redemption option if bank information is provided. Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer - not available on retirement accounts).

                Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire.

               - BY CHECK - Redemption proceeds will be sent to the
                 shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

               SHARES MAY BE SOLD AT ANY TIME ON JANUS.COM, BY TELEPHONE OR IN WRITING. IF THE SHARES BEING SOLD WERE PURCHASED BY CHECK OR ACH TRANSFER, THE FUND CAN DELAY THE PAYMENT OF YOUR SALE PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To sell or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed under "Doing Business with Janus" and must include the following information:

               - the name of the Fund(s)

               - the account number(s)

               - the amount of money or number of shares being sold or exchanged

               - the name(s) on the account

                                                        Shareholder's manual  25

               - the signature(s) of all registered account owners (see account application for signature requirements)

               - your daytime telephone number

SIGNATURE GUARANTEE

               A SIGNATURE GUARANTEE IS REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like a check made payable to anyone other than the shareholder(s) of record.

               - You would like a check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like a check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

 26 Shareholder's manual

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may buy or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates, and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

                                                        Shareholder's manual  27

               TAXPAYER IDENTIFICATION NUMBER

               On the application or other appropriate forms, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund, such as market timing.

               ONLINE AND TELEPHONE TRANSACTIONS

               You may initiate many transactions online at janus.com or by calling a Janus Representative. All new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please visit janus.com or call a Janus Representative. The Fund and its agents will not be responsible for any losses, costs or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

               Occasionally, we experience high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Janus Representative by telephone. If you are unable to reach a Janus Representative by telephone, please consider visiting janus.com, calling the Janus XpressLine(TM) or sending written instructions.

 28 Shareholder's manual

               DISTRIBUTIONS

               Generally, all income dividends and capital gains will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record.

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Include the name of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com or call a Janus Representative for further instructions.

               BANK ACCOUNT CHANGES

               To change your bank account of record or add new bank account information to your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Please note that you may change or add bank information online at janus.com or over the telephone for purchases only. We cannot accept changes or additions to bank account redemption options online at janus.com or over the telephone. If the added bank account is a joint tenant/tenants in

                                                        Shareholder's manual  29
               common account, at least one name on the bank account must match one name on the Fund account.

               STATEMENTS AND REPORTS

               We will mail you quarterly confirmations of all transactions. Your quarterly statements are also available at janus.com. You may elect on janus.com to discontinue delivery of your paper statements. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. The Fund distributes dividend information annually.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. Unless you instruct Janus otherwise by contacting a Janus Representative, the Fund will acknowledge this as your consent and will mail only one report or prospectus to your household, even if more than one person in your household has a Fund account. This process is known as "householding." Please visit janus.com or call a Janus Representative if you would like to receive additional reports or prospectuses. Individual copies will be sent within thirty (30) days after the Fund receives your instructions. The Fund reserves the right to charge a fee for additional account statement requests.

 30 Shareholder's manual

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. Effective January 31, 2000, the Fund's management fee was changed to 0.65% of average daily net assets. This fee is lower than the Fund's previous management fee. For the most recent fiscal year, the Fund paid Janus capital a management fee of 0.66% of average daily net assets.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                    Janus Special Situations Fund prospectus  31

PORTFOLIO MANAGER

DAVID C. DECKER
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Special Situations Fund and Janus Strategic Value Fund, both of which he has managed since inception. He joined
                   Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master's of Business Administration degree in Finance from the Fuqua School of Business at Duke
                   University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

 32 Janus Special Situations Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF THE FUND

               The Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                    Janus Special Situations Fund prospectus  33

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and paid in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Special Situations Fund declared a dividend in the amount of $0.25 per share. If Janus Special Situations Fund share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax

 34 Janus Special Situations Fund prospectus
               purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

               When you open an account it will automatically provide for reinvestment of all distributions. You may change your distribution option at any time by logging onto janus.com, by calling a Janus Representative or by writing the Fund at one of the addresses listed in the Shareholder's Manual section of this Prospectus. The Fund offers the following options:

               1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares.

               2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

                                    Janus Special Situations Fund prospectus  35

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 36 Janus Special Situations Fund prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance for the past 4 years through October 31st of each fiscal period shown. Items 1 through 9 reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                    Janus Special Situations Fund prospectus  37

JANUS SPECIAL SITUATIONS FUND
------------------------------------------------------------------------------------------
                                                        PERIODS ENDED OCTOBER 31ST
                                                   2000       1999       1998     1997(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD         $22.75     $14.57     $14.08     $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                            --         --         --         --
  3. Net gains or (losses) on securities
     (both realized and unrealized)                 2.16       8.22       1.15       4.08
  4. Total from investment operations               2.16       8.22       1.15       4.08
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)           --         --         --         --
  6. Dividends (in excess of net investment
     income)                                          --         --         --         --
  7. Distributions (from capital gains)           (3.31)     (0.04)     (0.66)         --
  8. Total distributions                          (3.31)     (0.04)     (0.66)         --
  9. NET ASSET VALUE, END OF PERIOD               $21.60     $22.75     $14.57     $14.08
 10. Total return*                                 9.33%     56.54%      8.49%     40.80%
 11. Net assets, end of period (in millions)      $1,700     $1,197       $786       $334
 12. Average net assets for the period (in
     millions)                                    $1,684     $1,001       $716       $168
 13. Ratio of gross expenses to average net
     assets**                                      0.96%      1.00%      1.08%      1.20%
 14. Ratio of net expenses to average net
     assets**                                      0.94%      0.98%      1.05%      1.18%
 15. Ratio of net investment income/(loss) to
     average net assets**                        (0.58)%    (0.76%)    (0.49%)    (0.08%)
 16. Portfolio turnover rate**                       58%       104%       117%       146%
------------------------------------------------------------------------------------------

(1) Fiscal period from December 31, 1996 (inception) to October 31, 1997.
 * Total return is not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

 38 Janus Special Situations Fund prospectus

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

                                    Janus Special Situations Fund prospectus  39
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could

 40 Janus Special Situations Fund prospectus
               require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate

                                    Janus Special Situations Fund prospectus  41
               amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund

 42 Janus Special Situations Fund prospectus
               bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the

                                    Janus Special Situations Fund prospectus  43
               market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 44 Janus Special Situations Fund prospectus

                       This page intentionally left blank

                                  [JANUS LOGO]

                                        www.janus.com

                                        PO Box 173375
                                        Denver, CO 80217-3375
                                        1-800-525-3713

        You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting Janus at 1-800-525-3713. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

        The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-1879

RETSPECS

                                  [JANUS LOGO]

                            JANUS STRATEGIC VALUE
                            FUND

                                   PROSPECTUS

                                                  FEBRUARY 16, 2001

             The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Strategic Value Fund...................    2
                   Fees and expenses............................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    5
                   General portfolio policies...................    8
                   Risks........................................   11
                SHAREHOLDER'S MANUAL
                   Doing business with Janus....................   18
                   Minimum investments..........................   19
                   Types of account ownership...................   19
                   To open an account or buy shares.............   22
                   To exchange shares...........................   23
                   To sell shares...............................   23
                   Shareholder services and account policies....   29
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   33
                   Management expenses..........................   33
                   Portfolio manager............................   34
                OTHER INFORMATION............... ...............   35
                DISTRIBUTIONS AND TAXES
                   Distributions................................   36
                   Distribution options.........................   37
                   Taxes........................................   37
                FINANCIAL HIGHLIGHTS.............. .............   39
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   40
                   Futures, options and other derivatives.......   43
                   Other investments, strategies and/or
                   techniques...................................   44


                                        Janus Strategic Value Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS STRATEGIC VALUE FUND

               Janus Strategic Value Fund (the "Fund") is designed for long-term investors who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?

--------------------------------------------------------------------------------

               JANUS STRATEGIC VALUE FUND seeks long-term growth of capital.

               The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               The Fund invests primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach emphasizes investments in companies the portfolio manager believes are undervalued relative to their intrinsic worth.

 2 Janus Strategic Value Fund prospectus

               The portfolio manager measures value as a function of price/free cash flow. Price/free cash flow is the relationship between the price of a stock and the company's available cash from operations minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases and if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The Fund is nondiversified. This means it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                        Janus Strategic Value Fund prospectus  3

               Since Janus Strategic Value Fund did not commence operations until February 29, 2000, there is no bar chart or table included for the Fund.

               For the period from commencement of operations to December 31, 2000, Janus Strategic Value Fund's year-to-date return was 7.75%.

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2000.


                                       Management      Other        Total Annual Fund
                                          Fee         Expenses     Operating Expenses
        Janus Strategic Value Fund     0.65%          0.37%(1)     1.02%


--------------------------------------------------------------------------------
   (1) "Other Expenses" for the Fund's initial fiscal year are based on expenses incurred during the period February 29, 2000 (inception) to October 31, 2000.
--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year     3 Years    5 Years    10 Years
                                             -----------------------------------------
    Janus Strategic Value Fund                $104       $325       $563       $1,248

 4 Janus Strategic Value Fund prospectus

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

               Janus Strategic Value Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth and have the potential for long term growth of capital.

               The portfolio manager measures value as a function of price/free cash flow. Price/free cash flow is the relationship between the price of a stock and its available cash from operations minus capital expenditures.

               The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up"

                                        Janus Strategic Value Fund prospectus  5
               approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT IS A "SPECIAL SITUATION"?

               The Fund may invest in special situations. A special situation arises when the portfolio manager believes that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may

 6 Janus Strategic Value Fund prospectus
               also result from (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure.

4. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although the Fund does not emphasize companies of any particular size, a fund with a larger asset base is more likely to invest in larger, more established issuers.

5. HOW DOES THE FUND'S PORTFOLIO MANAGER DETERMINE THAT A COMPANY MAY BE UNDERVALUED?

               A company may be undervalued when, in the opinion of the Fund's portfolio manager, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below its intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.

                                        Janus Strategic Value Fund prospectus  7

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

 8 Janus Strategic Value Fund prospectus

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process,

                                        Janus Strategic Value Fund prospectus  9
               a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

 10 Janus Strategic Value Fund prospectus

RISKS

               Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW DOES THE NONDIVERSIFIED STATUS OF THE FUND AFFECT ITS RISK?

               Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

2. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

               If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of the Fund may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, dividends and/or assets.

                                       Janus Strategic Value Fund prospectus  11

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile

 12 Janus Strategic Value Fund prospectus
                 than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

5. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

                                       Janus Strategic Value Fund prospectus  13

6. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 14 Janus Strategic Value Fund prospectus

                              This page intentionally left blank

                                       Janus Strategic Value Fund prospectus  15

--------------------------------------------------------------------------------

                                  [JANUS LOGO]

                            Janus Strategic Value
                            Fund

                              SHAREHOLDER'S MANUAL

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with Janus.
                                           It also explains in detail the
                                           wide array of services and
                                           features you can establish on
                                           your account, as well as
                                           account policies and fees that
                                           may apply to your account.
                                           Account policies (including
                                           fees), services and features
                                           may be modified or
                                           discontinued without
                                           shareholder approval or prior
                                           notice.

                                           [JANUS LOGO]

DOING BUSINESS WITH JANUS

ONLINE - www.janus.com - 24 HOURS A DAY, 7 DAYS A WEEK

ON janus.com* YOU CAN:

- Open individual, joint, UGMA/UTMA and Roth, Traditional and Educational IRA accounts
- Review your account or complete portfolio
- Buy, sell and exchange Funds
- View your personalized performance
- Obtain Fund information and performance
- Access secure e-mail
- Update personal information
- Receive electronic daily, quarterly and year-end statements

OTHER WAYS TO DO BUSINESS WITH JANUS

JANUS REPRESENTATIVES
1-800-525-3713

JANUS XPRESSLINE(TM)
1-888-979-7737

TDD
For the speech and hearing impaired.
1-800-525-0056

MAILING ADDRESS
Janus
P.O. Box 173375
Denver, CO 80217-3375

FOR OVERNIGHT MAIL
Janus
3773 Cherry Creek Drive North, Suite 101
Denver, CO 80209-3821

* Certain account or transaction types may be restricted from being processed on janus.com. If you would like more information about these restrictions, please contact a Janus Representative.

 18 Shareholder's manual

MINIMUM INVESTMENTS*+

To open a new regular Fund account  $2,500
To open a new Education, Roth,
Traditional IRA or Simplified
Employee Pension Plan account or
UGMA/UTMA                           $  500
To add to any type of Fund account  $  100

* These minimums apply to each individual Fund in which you invest. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of Fund accounts.

+ Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from Fund accounts with values below the minimums described above or to close such Fund accounts.

TYPES OF ACCOUNT OWNERSHIP

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
               An UGMA/UTMA is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

                                                        Shareholder's manual  19

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Please refer to the Janus retirement guide for more complete information regarding the different types of IRAs, including the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               TRADITIONAL AND ROTH IRAS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually.

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18.

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

 20 Shareholder's manual

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

               PLEASE REFER TO THE CHART ON THE FOLLOWING PAGES FOR INFORMATION ON OPENING AN ACCOUNT AND CONDUCTING BUSINESS WITH JANUS. WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS. WHEN YOU BUY, EXCHANGE, OR SELL SHARES, YOUR REQUEST WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED.

                                                        Shareholder's manual  21

 TO OPEN AN ACCOUNT OR BUY SHARES

 ONLINE AT www.janus.com
 ------------------------------------------------------------------------------

 - You may open a new Fund account or buy shares in an existing Fund account online at janus.com. Janus will automatically debit your designated bank account and provide real-time confirmation of your purchase.

 BY TELEPHONE
 ------------------------------------------------------------------------------

 - For an existing account, you may use Janus XpressLine(TM) to buy shares 24 hours a day, or you may call a Janus Representative during normal business hours. Janus will automatically debit your designated bank account.

 BY WIRE
 ------------------------------------------------------------------------------

 - You may also buy shares by wiring money from your bank account to your Fund account. Wiring instructions can be found online at janus.com or by calling a Janus Representative.

 BY MAIL/IN WRITING
 ------------------------------------------------------------------------------

 - To open your Fund account, complete and sign the appropriate application and make your check payable to Janus.

 - To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

 BY AUTOMATIC INVESTMENT
 ------------------------------------------------------------------------------

 - To buy additional shares through the Automatic Monthly Investment Program, you select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. If no date or dollar amount is specified on your application, investments of $100 will be made on the 20th of each month. Your first automatic monthly investment may take up to two weeks to establish.

 - You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account.

 22 Shareholder's manual

    TO EXCHANGE SHARES                           TO SELL SHARES

    ONLINE AT www.janus.com                      ONLINE AT www.janus.com
---------------------------------------        ---------------------------------------
    - Exchanges may be made online at            - Redemptions may be made online at
      janus.com.                                   janus.com.

    BY TELEPHONE                                 BY TELEPHONE
---------------------------------------        ---------------------------------------
    - All accounts are automatically             - All accounts are automatically
      eligible to exchange shares by               eligible to sell shares by tele-
      telephone. To exchange all or a              phone. To sell all or a portion of
      portion of your shares into any              your shares, call Janus
      other available Janus fund, call             XpressLine(TM) or a Janus
      Janus XpressLine(TM) or a Janus              Representative.
      Representative.

    BY MAIL/IN WRITING                           BY MAIL/IN WRITING
---------------------------------------        ---------------------------------------
    - To request an exchange in writing,         - To request a redemption in writ-
      please follow the instructions in            ing, please follow the instructions
      the "Written Instructions" section           in the "Written Instructions" sec-
      of this manual.                              tion of this manual.

    BY SYSTEMATIC EXCHANGE                       BY SYSTEMATIC REDEMPTION
---------------------------------------        ---------------------------------------
    - You determine the amount of money          - This option allows you to sell
      you would like automatically                 shares worth a specific dollar
      exchanged from one Fund account to           amount from your account on a
      another on any day of the month.             regular basis.
      You may establish this program for
      as little as $100 per exchange.
---------------------------------------        ---------------------------------------
    Note: For more information, refer to         Note: Also refer to the "Payment of
          the "Exchange Policies" sec-                 Redemption Proceeds" section of
          tion of this manual.                         this manual for more
                                                       information.

                                                        Shareholder's manual  23

PAYING FOR SHARES

               Please note the following when purchasing shares:

               - Cash, credit cards, third party checks, travelers cheques, credit card checks or money orders will not be accepted.

               - All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

               - We may make additional attempts to debit your predesignated bank account for ACH purchases that initially fail. You are liable for any costs associated with these additional attempts. We will price your purchase at the net asset value next determined after we receive good funds.

               - The Fund reserves the right to reject any specific purchase request.

               - If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in the Janus Money Market Fund-Investor Shares ("Money Market Fund"). For investments without a specific fund designation and for investments in closed funds, unless you later direct Janus to
                 (1) buy shares of another Janus fund or (2) sell shares of the Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of the Money Market Fund. If you hold shares of a closed fund and submit an order for a new account in that closed fund, the order must clearly indicate that you are currently a shareholder of the closed fund or your money will be invested in the Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in the Money Market Fund until the new fund's commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from the Money

 24 Shareholder's manual

                 Market Fund to the new fund. All orders for purchase, exchange, or sale will receive the NAV next calculated after your order is received and accepted by a Fund.

               - For Fund purchases by check, if your check does not clear for any reason, your purchases will be cancelled.

               - If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

EXCHANGE POLICIES

               Please note the following when exchanging shares:

               - An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

               - New Fund accounts established by exchange must be opened with
                 $2,500 or the total account value if the value of the Fund account you are exchanging from is less than $2,500.

               - Education IRA, Roth, Traditional IRA or Simplified Employee
                 Pension Plan accounts and UGMA/UTMA accounts established by exchange must be opened with $500 or the total account value if the value of the Fund account you are exchanging from is less than $500.

               - Exchanges between existing Fund accounts must meet the $100 subsequent investment requirement.

               - For Systematic Exchanges, if the balance in the Fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchange). Exchanges in excess of this limit are considered excessive trading and may be subject to an exchange fee or may result in termination of the

                                                        Shareholder's manual  25
                 exchange privilege or the right to make future purchases of Fund shares.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

               - Exchanges between Fund accounts will be accepted only if the registrations are identical.

               - If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

EXCESSIVE TRADING

               Excessive trading of Fund shares in response to short-term fluctuations in the market - also known as "market timing" - may make it very difficult to manage the Fund's investments. The Fund does not permit excessive trading or market timing. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges from or into the Fund by any person, group or commonly controlled account. If the Fund allows a market timer to trade Fund shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

 26 Shareholder's manual

PAYMENT OF REDEMPTION PROCEEDS

               - BY ELECTRONIC TRANSFER - All accounts are automatically
                 eligible for the electronic redemption option if bank information is provided. Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer - not available on retirement accounts).

                 Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire.

               - BY CHECK - Redemption proceeds will be sent to the
                 shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

               SHARES MAY BE SOLD AT ANY TIME ON JANUS.COM, BY TELEPHONE OR IN WRITING. IF THE SHARES BEING SOLD WERE PURCHASED BY CHECK OR ACH TRANSFER, THE FUND CAN DELAY THE PAYMENT OF YOUR SALE PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To sell or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed under "Doing Business with Janus" and must include the following information:

               - the name of the Fund(s)

               - the account number(s)

               - the amount of money or number of shares being sold or exchanged

               - the name(s) on the account

                                                        Shareholder's manual  27

               - the signature(s) of all registered account owners (see account application for signature requirements)

               - your daytime telephone number

SIGNATURE GUARANTEE

               A SIGNATURE GUARANTEE IS REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like a check made payable to anyone other than the shareholder(s) of record.

               - You would like a check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like a check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

 28 Shareholder's manual

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may buy or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates, and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

                                                        Shareholder's manual  29

               TAXPAYER IDENTIFICATION NUMBER

               On the application or other appropriate forms, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund, such as market timing.

               ONLINE AND TELEPHONE TRANSACTIONS

               You may initiate many transactions online at janus.com or by calling a Janus Representative. All new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please visit janus.com or call a Janus Representative. The Fund and its agents will not be responsible for any losses, costs or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

               Occasionally, we experience high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Janus Representative by telephone. If you are unable to reach a Janus Representative by telephone, please consider visiting janus.com, calling the Janus XpressLine(TM) or sending written instructions.

 30 Shareholder's manual

               DISTRIBUTIONS

               Generally, all income dividends and capital gains will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record.

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Include the name of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com or call a Janus Representative for further instructions.

               BANK ACCOUNT CHANGES

               To change your bank account of record or add new bank account information to your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Please note that you may change or add bank information online at janus.com or over the telephone for purchases only. We cannot accept changes or additions to bank account redemption options online at janus.com or over the telephone. If the added bank account is a joint tenant/tenants in

                                                        Shareholder's manual  31
               common account, at least one name on the bank account must match one name on the Fund account.

               STATEMENTS AND REPORTS

               We will mail you quarterly confirmations of all transactions. Your quarterly statements are also available at janus.com. You may elect on janus.com to discontinue delivery of your paper statements. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. The Fund distributes dividend information annually.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. Unless you instruct Janus otherwise by contacting a Janus Representative, the Fund will acknowledge this as your consent and will mail only one report or prospectus to your household, even if more than one person in your household has a Fund account. This process is known as "householding." Please visit janus.com or call a Janus Representative if you would like to receive additional reports or prospectuses. Individual copies will be sent within thirty (30) days after the Fund receives your instructions. The Fund reserves the right to charge a fee for additional account statement requests.

 32 Shareholder's manual

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. For the fiscal period February 29, 2000 (inception) through October 31, 2000, the Fund paid Janus Capital a management fee of 0.65% of average daily net assets.

                                       Janus Strategic Value Fund prospectus  33

PORTFOLIO MANAGER

DAVID C. DECKER
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Special Situations Fund and Janus Strategic Value Fund, both of which he has managed since inception. He joined
                   Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master's of Business Administration degree in Finance from the Fuqua School of Business at Duke
                   University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

 34 Janus Strategic Value Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF THE FUND

               The Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                       Janus Strategic Value Fund prospectus  35

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are normally declared and paid in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Strategic Value Fund declared a dividend in the amount of $0.25 per share. If Janus Strategic Value Fund share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the

 36 Janus Strategic Value Fund prospectus
               increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

               When you open an account it will automatically provide for reinvestment of all distributions. You may change your distribution option at any time by logging onto janus.com, by calling a Janus Representative or by writing the Fund at one of the addresses listed in the Shareholder's Manual section of this Prospectus. The Fund offers the following options:

               1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares.

               2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of

                                       Janus Strategic Value Fund prospectus  37
               investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 38 Janus Strategic Value Fund prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance through October 31st of the fiscal period shown. Items 1 through 9 reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

JANUS STRATEGIC VALUE FUND
----------------------------------------------------------------------------
                                                                Period ended
                                                                October 31st
                                                                  2000(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                          $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                           0.01
  3. Net gains or (losses) on securities (both realized and
     unrealized)                                                     1.28
  4. Total from investment operations                                1.29
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                            --
  6. Dividends (in excess of net investment income)                    --
  7. Distributions (from capital gains)                                --
  8. Total distributions                                               --
  9. NET ASSET VALUE, END OF PERIOD                                $11.29
 10. Total return*                                                 12.90%
 11. Net assets, end of period (in millions)                       $3,127
 12. Average net assets for the period (in millions)               $2,841
 13. Ratio of gross expenses to average net assets**                1.02%
 14. Ratio of net expenses to average net assets**                  0.99%
 15. Ratio of net investment income/(loss) to average net
     assets**                                                       0.14%
 16. Portfolio turnover rate**                                        72%
----------------------------------------------------------------------------

(1) Fiscal period from February 29, 2000 (inception) to October 31, 2000.
 * Total return is not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

                                       Janus Strategic Value Fund prospectus  39

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

 40 Janus Strategic Value Fund prospectus
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could

                                       Janus Strategic Value Fund prospectus  41
               require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate

 42 Janus Strategic Value Fund prospectus
               amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund

                                       Janus Strategic Value Fund prospectus  43
               bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the

 44 Janus Strategic Value Fund prospectus
               market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                       Janus Strategic Value Fund prospectus  45

                                  [JANUS LOGO]

                                        www.janus.com

                                        PO Box 173375
                                        Denver, CO 80217-3375
                                        1-800-525-3713

        You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting Janus at 1-800-525-3713. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

        The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-1879

RETSTRAV